                                                                   ANNUAL REPORT

PAINEWEBBER FINANCIAL SERVICES GROWTH FUND

PERFORMANCE AT A GLANCE
================================================================================

Comparison of the change of a $10,000 investment in PaineWebber Financial Services Growth Fund (A) and the S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

      PaineWebber Financial Services Growth Fund          S&P 500 Index
--------------------------------------------------------------------------------
3/88                      9,556                              10,111
--------------------------------------------------------------------------------
3/89                     10,872                              11,812
--------------------------------------------------------------------------------
3/90                     11,653                              14,083
--------------------------------------------------------------------------------
3/91                     13,211                              16,108
--------------------------------------------------------------------------------
3/92                     18,924                              17,882
--------------------------------------------------------------------------------
3/93                     27,588                              20,602
--------------------------------------------------------------------------------
3/94                     26,723                              20,903
--------------------------------------------------------------------------------
3/95                     29,453                              24,152
--------------------------------------------------------------------------------
3/96                     40,945                              31,897
--------------------------------------------------------------------------------
3/97                     52,702                              28,218
--------------------------------------------------------------------------------
3/98                     80,065                              56,549
--------------------------------------------------------------------------------

Past performance is not predictive of future performance.
The performance of the other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different classes.

The graph depicts the performance of PaineWebber Financial Services Growth Fund Inc. (A) versus the S&P 500 Index. It is important to note PaineWebber Financial Services Growth Fund Inc. is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

============================
AVERAGE ANNUAL TOTAL RETURN
============================
--------------------------------------------------------------------------------------------------------
                                                                                         Commencement of
                                            Twelve Months   Five Years      Ten Years      Operations
                                            Ended 3/31/98  Ended 3/31/98  Ended 3/31/98  Through 3/31/98
--------------------------------------------------------------------------------------------------------
                               Class A*        51.92%         23.75%         23.69%          18.27%
% Return Without Deducting
      Maximum Sales Charge     Class B**       50.80%         22.83%          N/A            28.12%

                               Class C***      50.76%         22.82%          N/A            25.59%
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                               Class A*        45.10%         22.61%         23.12%          17.81%
% Return After Deducting
    Maximum Sales Charge       Class B**       45.80%         22.65%          N/A            28.12%

                               Class C***      49.76%         22.82%          N/A            25.59%
--------------------------------------------------------------------------------------------------------

* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1.0% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ Commencement of operations was May 22,1986, July 1, 1991 and July 2, 1992 for Class A, Class B and Class C shares, respectively.

The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

ANNUAL REPORT

PAINEWEBBER MID CAP FUND
PERFORMANCE AT A GLANCE
================================================================================

Comparison of the change of a $10,000 investment in PaineWebber Mid Cap Fund (A) and the S&P 400 Midcap Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

            PaineWebber Mid Cap Fund (A)             S&P Midcap 400 Index
--------------------------------------------------------------------------------
4/7/92                 9,550                               9,881
--------------------------------------------------------------------------------
3/93                  10,530                              11,617
--------------------------------------------------------------------------------
3/94                  11,650                              12,331
--------------------------------------------------------------------------------
3/95                  12,857                              13,358
--------------------------------------------------------------------------------
3/96                  16,478                              17,179
--------------------------------------------------------------------------------
3/97                  16,443                              19,004
--------------------------------------------------------------------------------
3/98                  23,267                              28,322
--------------------------------------------------------------------------------

Past performance is not predictive of future performance.
The performance of the other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different classes.


The graph depicts the performance of PaineWebber Mid Cap Fund (A) versus the S&P 400 Midcap Index. It is important to note PaineWebber MidCap Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

============================
AVERAGE ANNUAL TOTAL RETURN
============================
---------------------------------------------------------------------------------------------
                                                                              Commencement of
                                            Twelve Months     Five Years        Operations
                                            Ended 3/31/98    Ended 3/31/98    Through 3/31/98
---------------------------------------------------------------------------------------------
                               Class A*        41.50%            17.18%            16.04%
% Return Without Deducting
      Maximum Sales Charge     Class B**       40.39%            16.30%            15.16%

                               Class C***      40.46%            16.30%            17.32%
---------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------
                               Class A*        35.17%            16.10%            15.15%
% Return After Deducting
    Maximum Sales Charge       Class B**       35.39%            16.08%            15.07%

                               Class C***      39.46%            16.30%            17.32%
---------------------------------------------------------------------------------------------

* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1.0% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ Commencement of operations was April 7, 1992, April 7, 1992 and July 2, 1992 for Class A, Class B and Class C shares, respectively.

The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                                   ANNUAL REPORT

PAINEWEBBER UTILITY INCOME FUND

PERFORMANCE AT A GLANCE
================================================================================

Comparison of the change of a $10,000 investment in PaineWebber Utility Income Fund (A) and the S&P 500 Index and the S&P Utility Index


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                    PaineWebber Utility                           S&P Utility
                       Income Fund (A)      S&P 500 Index         Income Fund
--------------------------------------------------------------------------------
7/2/93                     9,551                 9,960              10,232
--------------------------------------------------------------------------------
3/94                       8,789                10,098               9,257
--------------------------------------------------------------------------------
3/95                       9,052                11,667               9,930
--------------------------------------------------------------------------------
3/96                      10,719                15,409              12,486
--------------------------------------------------------------------------------
3/97                      11,558                18,463              13,063
--------------------------------------------------------------------------------
3/98                      16,083                27,318              17,798
--------------------------------------------------------------------------------

Past performance is not predictive of future performance.
The performance of the other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different classes.

The graph depicts the performance of PaineWebber Utility Income Fund (A) versus the S&P 500 Index and the S&P 500 Utility Index. It is important to note PaineWebber Utility Income Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

============================
AVERAGE ANNUAL TOTAL RETURN
============================
------------------------------------------------------------------------------------------
                                                                           Commencement of
                                           Twelve Months     Three Years     Operations
                                           Ended 3/31/98    Ended 3/31/98  Through 3/31/98
------------------------------------------------------------------------------------------
                               Class A*       39.15%            21.12%          11.59%
% Return Without Deducting
      Maximum Sales Charge     Class B**      38.13%            20.24%          10.76%

                               Class C***     38.09%            20.23%          10.75%
------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
                               Class A*       32.90%            19.26%          10.52%
% Return After Deducting
    Maximum Sales Charge       Class B**      33.13%            19.54%          10.47%

                               Class C***     37.09%            20.23%          10.75%
------------------------------------------------------------------------------------------

* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1.0% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ Commencement of operations was July 2, 1993, for Class A, Class B and Class C shares.

The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

ANNUAL REPORT

                                                                    May 15, 1998

Dear Shareholder,

We are pleased to present you with the annual report for the PaineWebber Financial Services Growth Fund Inc., the PaineWebber Mid Cap Fund (formerly Capital Appreciation Fund) and the PaineWebber Utility Income Fund for the fiscal year ended March 31, 1998.


GENERAL MARKET OVERVIEW
================================================================================
[GRAPHIC]

     The implosion of the Asian markets in October 1997 caused worldwide sell-offs in the stock markets and a "flight to quality" into the U.S. Treasury bond market. As events unfolded, investors refocused on the underlying strength of the U.S. economy and caused the stock market to stage a comeback to November.

     Volatility returned to the stock market in December as analysts lowered their earnings estimates for 1998. The outlook turned more positive in January, however, and the market stabilized by month-end. Sectors that fared poorly at the end of 1997 turned in outstanding performances in early 1998. Technology stocks, department stores, auto supply companies and airlines all rebounded sharply from year-end slumps. Financial services companies did reasonably well. Energy stocks performed the worst as weakening economies in Asia drove down oil prices. Consumer nondurables, a traditionally defensive sector, continued to lag.

PORTFOLIO REVIEW
================================================================================
[GRAPHIC]

     Performance--The Fund's total return (the net asset value change with dividends reinvested) for the fiscal year ended March 31, 1998, without deducting sales charges, was 51.92% for Class A shares, 50.80% for Class B shares and 50.76% for Class C shares. The commencement of issuance for Class Y shares is March 30, 1998. The total return for the two-day period ended March 31, 1998 was 1.02% with and without deduction of sales charges.

     For shareowners who purchased or redeemed Fund shares during the period, the Fund's total return may be lower; for example, after deducting the maximum applicable sales charges, the Fund's total return for the period was 45.10% for Class A shares, 45.80% for Class B shares and 49.76% for Class C shares. The commencement of issuance for Class Y shares is March 30, 1998. The total return for the two-day period ended March 31, 1998 was 1.02% with and without deduction of sales charges.

     Portfolio Highlights--Financial stocks, a standout all through the bull market, rose 10.9% in the first quarter of 1998, trailing the broad S&P 500 Index 13.9% return. This lag may be at

==================================

        PAINEWEBBER
        FINANCIAL SERVICES
        GROWTH FUND
        FUND PROFILE

(ARROW) Goal:
        Long-term capital
        appreciation

(ARROW) Portfolio Manager:
        Karen L. Finkel,
        Mitchell Hutchins
        Asset Management,
        Inc.

(ARROW) Total Net Assets:
        $472.1 million as of
        March 31, 1998

(ARROW) Dividend Payments:
        Annually

==================================

                                                                   ANNUAL REPORT

least partially attributable to the slowing of the bond market. In general, bank stocks outperformed nonbanks and larger financial services companies outperformed smaller ones.

     Consolidation is under way in the financial services industry, as companies compete to sell more products in more markets: the recently announced Citicorp/Travelers merger is just the latest and largest confirmation of this trend. The House of Representatives recently voted to overturn the Glass-Steagall Act and allow more firms to sell more kinds of products. If the House legislation is enacted, it will further blur the distinctions among banks, securities firms and insurers. Industry consolidation is likely to speed up as a result.

     We seek to diversify the Fund's portfolio--as much as is possible in a sector fund --by investing in banks and nonbanks, which should benefit from liberalized regulation, mergers and acquisitions and, most important, rising demand for financial services from an aging U.S. population.

     Recent purchases include Fremont General (1.25% of net assets on March 31, 1998), a West Coast workers' compensation insurer serving markets where pricing is improving dramatically; Exel Limited (1.15%), a Bermuda insurer whose competitive edge is derived from superior management as well as tax advantages; and Wachovia (1.26%), a Southeast based bank focused on expanding in its traditional markets.


----------------------------------

PAINEWEBBER
FINANCIAL
SERVICES
GROWTH FUND

Top five sectors
as percent of net assets,
March 31, 1998*

Insurance 31.4%

Regional Banks 29.1%

Financial Services 10.9%

Real Property 8.6%

Thrift Institutions 6.6%

*Allocations subject to change

----------------------------------

================================================================================

PAINEWEBBER MID-CAP FUND (FORMERLY CAPITAL APPRECIATION FUND)

     Performance--The Mid Cap Fund's total return (the net asset value change with dividends reinvested) for the fiscal year ended March 31, 1998, without deducting sales charges, was 41.50% for Class A shares, 40.39% for Class B shares and 40.46% for Class C shares. The commencement of issuance date for Class Y shares is March 17, 1998. The total return for the 15-day period ended March 31, 1998 was 0.67% for Class Y shares, with and without deduction of sales charges.

     For shareowners who purchased or redeemed Fund shares during the period the Fund's total return may be lower; for example, after deducting the maximum applicable sales charges, the Fund's total return for the period was 35.17% for Class A shares, 35.39% for Class B shares and 39.46% for Class C shares. The commencement of issuance date for Class Y shares is March 17, 1998. The total return for the 15-day period ended March 31, 1998 was 0.67% for Class Y shares, with and without deduction of sales charges.

     Management Change--The Fund's performance was in line with the S&P 400 Midcap Index during the quarter. The Fund's long-term performance, however, had been disappointing relative to its benchmark and its peer group. As a result, on May 1, 1998, Mitchell Hutchins Asset Management took over day-to-


==================================

        PAINEWEBBER MID CAP
        FUND (FORMERLY CAPITAL
        APPRECIATION FUND)
        FUND PROFILE

(ARROW) Goal:
        Long-term capital
        appreciation

(ARROW) Portfolio Manager:
        Mark A. Tincher,
        Christopher G. Altschul
        and Antony J. Scott,
        Mitchell Hutchins Asset
        Management, Inc.

(ARROW) Total Net Assets:
        $276.6 million as of
        March 31, 1998

(ARROW) Dividend Payments:
        Annually

==================================

ANNUAL REPORT

-----------------------------------

PAINEWEBBER
MID CAP FUND
(FORMERLY
CAPITAL
APPRECIATION
FUND)

Top five sectors
as percent of net assets,
March 31, 1998*

Consumer Cyclicals 33.5%

Technology 18.6%

Healthcare 14.7%

Utilities 7.5%

Capital Goods 6.8%

*Allocations subject to change.
Note new management effective
May 1, 1998 will restructure
about 50% of portfolio; substantial
changes are likely.

-----------------------------------

day management of the Fund from Denver Investment Advisors, and implemented a new investment discipline.

     Mitchell Hutchins has developed a strong equity management team over the past three years, headed by Chief Investment Officer of Equities Mark A. Tincher. Prior to joining the firm he directed U.S. equity funds management and equity research for Chase Manhattan Private Bank.

     Along with Mr. Tincher, Portfolio Managers Christopher G. Altschul and Antony J. Scott will be responsible for day-to-day management of the Fund. Mr. Altschul joined the team in 1995. He maintains the quantitative equity valuation model used to develop investment ideas for the Fund. Prior to joining Mitchell Hutchins Mr. Altschul was a stock analyst at Chase Manhattan Bank. Mr. Scott joined the firm in 1996 as an analyst; he covers the technology, media, entertainment and medical products industries. Formerly he was an analyst at Morgan Stanley.

     The Fund's new investment discipline:

o Seeks investments primarily in mid-cap companies with market capitalizations between $750 million and $6 billion at the time of purchase.

o Relies on the Mitchell Hutchins Factor Valuation Model, which screens a universe of companies from ten business sectors to identify undervalued companies with strong earnings momentum. Stocks must rank well based on valuation and earnings momentum measures, as well as economic sensitivity measures.

o The Mitchell Hutchins Equity Research Team applies fundamental analysis to all purchase candidates.

     Mitchell Hutchins expects to restructure about half of the Fund's portfolio to reflect the new investment approach. During this restructuring period, the Fund is closed to new purchases and exchanges from May 1, 1998 to June 24, 1998. Fund shares may be redeemed during this period. We expect the Fund to pay a capital gains distribution to shareholders of record on June 16, 1998. The Fund will reopen to new purchases and exchanges into the Fund on June 25, 1998.

     Portfolio Highlights--The Fund benefited from its holdings in technology, telecommunications and specialty retailers. Among these (as percent of net assets on March 31, 1998) were Concentric Network Corp. Delaware (0.2%), an internet networking firm; WorldCom, Inc. (4.3%), an integrated long distance and internet provider; and TJX Companies, Inc. (0.6%), the holding company for the TJ Maxx and Marshall's stores.

                                                                   ANNUAL REPORT

================================================================================

PAINEWEBBER UTILITY INCOME FUND

     Performance--The Fund's total return (the net asset value change with dividends reinvested) for the fiscal year ended March 31, 1998, without deducting sales charges, was 39.15% for Class A shares, 38.13% for Class B shares and 38.09% for Class C shares. There were no Class Y shares outstanding during the year ended March 31, 1998.

     For shareowners who purchased or redeemed Fund shares during the period the Fund's total return may be lower; for example, after deducting the maximum applicable sales charges, the Fund's total return for the period was 32.90% for Class A shares, 33.13% for Class B shares and 37.09% for Class C shares.

     Portfolio Highlights--At the end of January, investors confidently looked beyond Asia'a negative impact on corporate earnings and shifted away from defensive sectors such as utilities. The utility sector, as measured by the New York Stock Exchange Utilities Index, returned 14.3% for the first quarter of 1998, in line with the S&P 500 return of 13.9% but down dramatically from its ten-percentage point lead over the S&P 500 in the fourth quarter of 1997.

     We think deregulation of the telecommunications industry will redistribute assets among long distance and local telephone companies. In the first quarter the Fund benefited from Qwest Communications International's proposed acquisition of LCI International Inc. Both companies are long distance providers competing to build integrated networks that offer telephone and Internet services. LCI represented 2.1% of the Fund's net assets on March 31, 1998.

     The Fund's performance was hurt somewhat by its exposure to real estate investment trusts (REITs) during the last quarter. Nonetheless, we still believe that selected REITs offer attractive total return potential. Our holdings are positioned in industries with strong dynamics, particularly the hotel and office property industries, which are benefiting from limited supply and growing demand.

     One-third of the portfolio is currently invested in electric utilities serving strong regional economies, companies that are becoming more productive ahead of deregulation.


OUTLOOK
================================================================================

[GRAPHIC]
   With inflation nearly absent, we expect the Federal Reserve to remain on hold, and anticipate a fairly stable interest rate environment. In these conditions stock selection--particularly attempting to avoid companies that may produce negative surprises--will be of critical importance.

   Meanwhile, the extent of the economic turmoil in Asia and its ultimate impact on corporate profits remain unclear. We are cautious in the near term and expect continued choppy markets ahead as the effect of negative earnings announce-ments takes its toll. Over the longer term, however, we see little cause for the market to lose strength.

==================================

        PAINEWEBBER UTILITY
        INCOME FUND
        FUND PROFILE

(ARROW) Goal:
        Current income and
        capital appreciation

(ARROW) Portfolio Managers:
        Karen L. Finkel,
        Juieanna M. Berry and
        James F. Keegan,
        Mitchell Hutchins Asset
        Management Inc.

(ARROW) Total Net Assets:
        $37.2 million as of
        March 31, 1998

(ARROW) Dividend Payments:
        Quarterly

==================================

----------------------------------

        PAINEWEBBER
        UTILITY INCOME
        FUND

        Asset allocation
        as percent of netassets
        March 31, 1998*

     [THE FOLLOWING DATA WAS
   REPRESENTED BY A PIE CHART
     IN THE PRINTED MATERIAL.]

        Equities        87.4%
        Bonds           10.1%
        Cash & Cash
          Equivalents    2.5%

        *Allocations subject to
         change

----------------------------------

ANNUAL REPORT

     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support, and welcome any comments or questions you may have.

     For a quarterly Fund Profile on the PaineWebber Financial Services Growth Fund, the PaineWebber Mid Cap Fund or the PaineWebber Utility Income Fund, or other funds in the PaineWebber Family of Funds,(1) please contact your investment executive.

Sincerely,



/s/ Margo Alexander                                   /s/ Karen L.Finkel
MARGO  ALEXANDER                                      KAREN L. FINKEL
President,                                            Senior Vice President,
Mitchell Hutchins Asset Management Inc.               Mitchell Hutchins Asset Management Inc.
                                                      Portfolio Manager,
                                                      PaineWebber Financial Services Growth Fund Inc. and
                                                      PaineWebber Utility Income Fund
/s/ Mark A. Tincher
MARK A. TINCHER
Managing Director and Chief Investment Officer--
Equities                                              /s/ C.G. Altschul
Mitchell Hutchins Asset Management Inc.               CHRISTOPHER G. ALTSCHUL
Portfolio Manager, PaineWebber Mid Cap Fund           First Vice President,
                                                      Mitchell Hutchins Asset Management Inc.
                                                      Portfolio Manager/Research Analyst,
                                                      PaineWebber Mid Cap Fund
/s/ A.J. Scott
ANTONY J. SCOTT
First Vice President,
Mitchell Hutchins Asset Management Inc.               /s/ Julieanna M. Berry
Portfolio Manager/Research Analyst,                   JULIEANNA M. BERRY
PaineWebber Mid Cap Fund                              First Vice President,
                                                      Mitchell Hutchins Asset Management Inc.
                                                      Portfolio Manager, PaineWebber Utility Income Fund

/s/ James F. Keegan
JAMES F. KEEGAN
Senior Vice President,
Mitchell Hutchins Asset Management Inc.
Portfolio Manager, PaineWebber Utility Income Fund

This letter is intended to assist shareholders in understanding how the Funds performed during the fiscal year ended March 31, 1998, and reflects our views at the time we are writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment executive regarding your personal investment program.

(1) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
PERFORMANCE RESULTS
                 (UNAUDITED)

                           NET ASSET VALUE                 TOTAL RETURN/1/
                   -------------------------------- -----------------------------
                                                      12 MONTHS       6 MONTHS
                   03/31/98  09/30/97   03/31/97    ENDED 03/31/98 ENDED 03/31/98
---------------------------------------------------------------------------------
Class A Shares      $33.56    $30.52      $23.41         51.92%         16.53%
---------------------------------------------------------------------------------
Class B Shares       32.62     29.70       22.87         50.80          16.12
---------------------------------------------------------------------------------
Class C Shares       32.56     29.66       22.84         50.76          16.10
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                    NET ASSET VALUE
                   ------------------ CAPITAL GAINS   DIVIDENDS        TOTAL
PERIOD COVERED     BEGINNING  ENDING   DISTRIBUTED       PAID          RETURN/1/
---------------------------------------------------------------------------------
05/22/86-12/31/86    $9.25     $8.31       --            --            (10.16)%
---------------------------------------------------------------------------------
1987                  8.31      6.88     $0.2265       $0.3703         (11.05)
---------------------------------------------------------------------------------
1988                  6.88      7.70       --           0.2375          15.38
---------------------------------------------------------------------------------
1989                  7.70      9.08       --           0.2900          21.71
---------------------------------------------------------------------------------
1990                  9.08      7.73       --           0.2410         (12.33)
---------------------------------------------------------------------------------
1991                  7.73     12.55       --           0.2070          65.37
---------------------------------------------------------------------------------
1992                 12.55     17.38       --           0.0237          38.68
---------------------------------------------------------------------------------
1993                 17.38     17.22      1.8425        0.0820          10.32
---------------------------------------------------------------------------------
1994                 17.22     15.68      1.2660        0.1345          (0.75)
---------------------------------------------------------------------------------
1995                 15.68     20.57      2.2099        0.2942          47.46
---------------------------------------------------------------------------------
1996                 20.57     22.80      3.3870        0.2300          28.96
---------------------------------------------------------------------------------
1997                 20.80     31.24      1.5895        0.2068          45.20
---------------------------------------------------------------------------------
01/01/98-03/31/98    31.24     33.56       --             --             7.43
---------------------------------------------------------------------------------
                              Totals:   $10.5214       $2.3170
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 03/31/98:      632.77%
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                    NET ASSET VALUE
                   ------------------ CAPITAL GAINS   DIVIDENDS        TOTAL
PERIOD COVERED     BEGINNING  ENDING   DISTRIBUTED       PAID          RETURN/1/
---------------------------------------------------------------------------------
07/01/91-12/31/91   $10.24    $12.56       --          $0.0640          23.30%
---------------------------------------------------------------------------------
1992                 12.56     17.31       --             --            37.82
---------------------------------------------------------------------------------
1993                 17.31     17.04     $1.8425        0.0571           9.57
---------------------------------------------------------------------------------
1994                 17.04     15.47      1.2660        0.0344          (1.53)
---------------------------------------------------------------------------------
1995                 15.47     20.21      2.2099        0.1766          46.36
---------------------------------------------------------------------------------
1996                 20.21     22.32      3.3870        0.0592          28.00
---------------------------------------------------------------------------------
1997                 22.32     30.42      1.5895        0.0884          44.10
---------------------------------------------------------------------------------
01/01/98-03/31/98    30.42     32.62       --             --             7.23
---------------------------------------------------------------------------------
                              Totals:   $10.2949       $0.4797
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 03/31/98:      433.55%
---------------------------------------------------------------------------------

/1/ FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
    AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS FOR EACH CLASS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
PERFORMANCE RESULTS
                 (UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

                   NET ASSET VALUE
                   ---------------- CAPITAL GAINS DIVIDENDS TOTAL
PERIOD COVERED     BEGINNING ENDING  DISTRIBUTED    PAID    RETURN/1/
---------------------------------------------------------------------
07/02/92-12/31/92   $14.61   $17.32      --        $0.0359   18.80%
---------------------------------------------------------------------
1993                 17.32    17.03    $1.8425      0.0691    9.52
---------------------------------------------------------------------
1994                 17.03    15.48     1.2660      0.0209   (1.50)
---------------------------------------------------------------------
1995                 15.48    20.21     2.2099      0.1819   46.30
---------------------------------------------------------------------
1996                 20.21    22.29     3.3870      0.0861   27.99
---------------------------------------------------------------------
1997                 22.29    30.37     1.5895      0.0938   44.09
---------------------------------------------------------------------
01/01/98-03/31/98    30.37    32.56      --          --       7.21
---------------------------------------------------------------------
                            Totals:   $10.2949     $0.4877
---------------------------------------------------------------------
                   CUMULATIVE TOTAL RETURN AS OF 03/31/98:  270.75%
---------------------------------------------------------------------

/1/ FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
    AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.

NOTE: THE FUND OFFERS CLASS Y SHARES TO A LIMITED GROUP OF ELIGIBLE INVESTORS, INCLUDING PARTICIPANTS IN CERTAIN INVESTMENT PROGRAMS THAT ARE SPONSORED BY PAINEWEBBER AND MAY INVEST IN PAINEWEBBER MUTUAL FUNDS. FOR THE PERIOD MARCH 30, 1998 (COMMENCEMENT OF ISSUANCE) THROUGH MARCH 31, 1998, CLASS Y SHARES HAVE A TOTAL RETURN OF 1.02%. CLASS Y SHARES DO NOT HAVE INITIAL OR CONTINGENT DEFERRED SALES CHARGES OR ONGOING DISTRIBUTION AND SERVICE FEES.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PAINEWEBBER MID CAP FUND
PERFORMANCE RESULTS
                 (UNAUDITED)

                           NET ASSET VALUE                 TOTAL RETURN/1/
                   -------------------------------- -----------------------------
                                                      12 MONTHS       6 MONTHS
                   03/31/98  09/30/97   03/31/97    ENDED 03/31/98 ENDED 03/31/98
---------------------------------------------------------------------------------
Class A Shares      $15.00    $18.61     $ 13.44         41.50%          2.19%
---------------------------------------------------------------------------------
Class B Shares       15.07     18.75       13.59         40.39           1.75
---------------------------------------------------------------------------------
Class C Shares       14.07     17.75       12.87         40.46           1.85
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                    NET ASSET VALUE
                   ------------------ CAPITAL GAINS   DIVIDENDS        TOTAL
PERIOD COVERED     BEGINNING  ENDING   DISTRIBUTED       PAID          RETURN/1/
---------------------------------------------------------------------------------
04/07/92-12/31/92    $9.55    $10.50       --             --             9.95%
---------------------------------------------------------------------------------
1993                 10.50     12.19       --             --            16.10
---------------------------------------------------------------------------------
1994                 12.19     11.98     $0.0433          --            (1.36)
---------------------------------------------------------------------------------
1995                 11.98     14.67      0.7480          --            28.79
---------------------------------------------------------------------------------
1996                 14.67     14.92      2.3244          --            17.87
---------------------------------------------------------------------------------
1997                 14.92     13.55      3.4608          --            15.14
---------------------------------------------------------------------------------
01/01/98-03/31/98    13.55     15.00       --             --            10.70
---------------------------------------------------------------------------------
                              Totals:    $6.5765       $0.0000
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 03/31/98:      143.63%
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                    NET ASSET VALUE
                   ------------------ CAPITAL GAINS   DIVIDENDS        TOTAL
PERIOD COVERED     BEGINNING  ENDING   DISTRIBUTED       PAID          RETURN/1/
---------------------------------------------------------------------------------
04/07/92-12/31/92   $10.00    $10.93       --             --             9.30%
---------------------------------------------------------------------------------
1993                 10.93     12.59       --             --            15.19
---------------------------------------------------------------------------------
1994                 12.59     12.28     $0.0433          --            (2.03)
---------------------------------------------------------------------------------
1995                 12.28     14.94      0.7480          --            27.73
---------------------------------------------------------------------------------
1996                 14.94     15.11      2.3244          --            17.01
---------------------------------------------------------------------------------
1997                 15.11     13.64      3.4608          --            14.28
---------------------------------------------------------------------------------
01/01/98-03/31/98    13.64     15.07       --             --            10.48
---------------------------------------------------------------------------------
                              Totals:    $6.5765       $0.0000
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 03/31/98:      132.76%
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                    NET ASSET VALUE
                   ------------------ CAPITAL GAINS   DIVIDENDS        TOTAL
PERIOD COVERED     BEGINNING  ENDING   DISTRIBUTED       PAID          RETURN/1/
---------------------------------------------------------------------------------
07/02/92-12/31/92    $8.89    $10.46       --             --            17.66%
---------------------------------------------------------------------------------
1993                 10.46     12.05       --             --            15.20
---------------------------------------------------------------------------------
1994                 12.05     11.75     $0.0433          --            (2.13)
---------------------------------------------------------------------------------
1995                 11.75     14.26      0.7480          --            27.82
---------------------------------------------------------------------------------
1996                 14.26     14.31      2.3244          --            16.98
---------------------------------------------------------------------------------
1997                 14.31     12.74      3.4608          --            14.39
---------------------------------------------------------------------------------
01/01/98-03/31/98    12.74     14.07       --             --            10.44
---------------------------------------------------------------------------------
                              Totals:    $6.5765       $0.0000
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 03/31/98:      150.58%
---------------------------------------------------------------------------------

/1/ FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, AT
    NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES RESULTS FOR EACH CLASS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.

NOTE: THE FUND OFFERS CLASS Y SHARES TO A LIMITED GROUP OF INVESTORS INCLUDING PARTICIPANTS IN CERTAIN INVESTMENT PROGRAMS THAT ARE SPONSORED BY PAINEWEBBER AND MAY INVEST IN PAINEWEBBER MUTUAL FUNDS. FOR THE PERIOD MARCH 17, 1998 (COMMENCEMENT OF ISSUANCE) THROUGH MARCH 31, 1998, CLASS Y SHARES HAVE A TOTAL RETURN OF 0.67%. CLASS Y SHARES DO NOT HAVE INITIAL OR CONTINGENT DEFERRED SALES CHARGES OR ONGOING DISTRIBUTION OR SERVICES FEES.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PAINEWEBBER UTILITY INCOME FUND
PERFORMANCE RESULTS
                 (UNAUDITED)

                           NET ASSET VALUE                 TOTAL RETURN/1/
                   -------------------------------- -----------------------------
                                                      12 MONTHS       6 MONTHS
                   03/31/98  09/30/97   03/31/97    ENDED 03/31/98 ENDED 03/31/98
---------------------------------------------------------------------------------
Class A Shares      $13.79    $11.75      $10.20         39.15%         18.81%
---------------------------------------------------------------------------------
Class B Shares       13.79     11.75       10.20         38.13          18.38
---------------------------------------------------------------------------------
Class C Shares       13.78     11.74       10.20         38.09          18.42
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                    NET ASSET VALUE
                   ------------------ CAPITAL GAINS   DIVIDENDS        TOTAL
PERIOD COVERED     BEGINNING  ENDING   DISTRIBUTED       PAID          RETURN/1/
---------------------------------------------------------------------------------
07/02/93-12/31/93   $10.00     $9.70       --          $0.2340          (0.70)%
---------------------------------------------------------------------------------
1994                  9.70      8.28       --           0.4829          (9.71)
---------------------------------------------------------------------------------
1995                  8.28     10.14       --           0.4662          28.82
---------------------------------------------------------------------------------
1996                 10.14     10.56       --           0.3530           7.90
---------------------------------------------------------------------------------
1997                 10.56     12.90       --           0.3299          25.75
---------------------------------------------------------------------------------
01/01/98-03/31/98    12.90     13.79       --           0.0728           7.46
---------------------------------------------------------------------------------
                              Totals:    $0.0000       $1.9388
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 03/31/98:       68.39%
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                    NET ASSET VALUE
                   ------------------ CAPITAL GAINS   DIVIDENDS        TOTAL
PERIOD COVERED     BEGINNING  ENDING   DISTRIBUTED       PAID          RETURN/1/
---------------------------------------------------------------------------------
07/02/93-12/31/93   $10.00     $9.70       --          $0.2010          (1.02)%
---------------------------------------------------------------------------------
1994                  9.70      8.28       --           0.4169         (10.40)
---------------------------------------------------------------------------------
1995                  8.28     10.14       --           0.3980          27.87
---------------------------------------------------------------------------------
1996                 10.14     10.56       --           0.2756           7.06
---------------------------------------------------------------------------------
1997                 10.56     12.90       --           0.2427          24.78
---------------------------------------------------------------------------------
01/01/98-03/31/98    12.90     13.79       --           0.0477           7.27
---------------------------------------------------------------------------------
                              Totals:    $0.0000       $1.5819
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 03/31/98:       62.51%
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                    NET ASSET VALUE
                   ------------------ CAPITAL GAINS   DIVIDENDS        TOTAL
PERIOD COVERED     BEGINNING  ENDING   DISTRIBUTED       PAID          RETURN/1/
---------------------------------------------------------------------------------
07/02/93-12/31/93   $10.00     $9.70       --          $0.2020          (1.01)%
---------------------------------------------------------------------------------
1994                  9.70      8.28       --           0.4158         (10.41)
---------------------------------------------------------------------------------
1995                  8.28     10.14       --           0.3970          27.86
---------------------------------------------------------------------------------
1996                 10.14     10.56       --           0.2766           7.07
---------------------------------------------------------------------------------
1997                 10.56     12.89       --           0.2459          24.72
---------------------------------------------------------------------------------
01/01/98-03/31/98    12.89     13.78       --           0.0496           7.29
---------------------------------------------------------------------------------
                              Totals:    $0.0000       $1.5869
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 03/31/98:       62.46%
---------------------------------------------------------------------------------

/1/ FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AT NET
    ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALE CHARGES; RESULTS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS                                          MARCH 31, 1998

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
 COMMON STOCKS -- 88.84%
 BUSINESS SERVICES -- 0.88%
   90,000  Sterling Commerce Inc.*...............................   $  4,173,750
                                                                    ------------
 FINANCIAL SERVICES -- 10.93%
   57,500  American Express Co. .................................      5,286,406
   65,000  CCC Information Services Group, Inc.*.................      1,787,500
  210,000  CIT Group Inc. .......................................      6,851,250
  175,000  Capital Trust*........................................      1,706,250
  126,000  Conning Corporation...................................      2,520,000
  120,000  Countrywide Credit Industries.........................      6,382,500
   80,000  Federal Home Loan Mortgage Corp. .....................      3,795,000
   45,000  Federal National Mortgage
            Association..........................................      2,846,250
  120,000  Finova Group Inc. ....................................      7,065,000
  200,000  Long Beach Financial Corporation*.....................      2,550,000
  125,000  Medallion Financial Corp. ............................      3,390,625
   82,500  Moneygram Payment Systems Inc.*.......................      1,247,813
   57,500  Morgan Stanley, Dean Witter, Discover & Co. ..........      4,190,312
   30,000  SLM Holding Corp. ....................................      1,308,750
   25,000  Waddell & Reed Financial, Inc. .......................        650,000
                                                                    ------------
                                                                      51,577,656
                                                                    ------------
 INSURANCE -- 31.35%
  170,000  ACE Limited...........................................      6,406,875
   57,500  Allstate Corp. .......................................      5,286,406
  122,500  Ambac Financial Group Inc. ...........................      7,158,594
   92,500  American General Corp. ...............................      5,983,594
  160,000  Amerin Corp.*.........................................      4,820,000
  145,000  AmerUs Life Holdings Inc. ............................      4,694,375
  105,000  W.R. Berkley Corp. ...................................      4,974,375
   25,000  Chubb Corp. ..........................................      1,959,375
   92,500  Conseco Inc. .........................................      5,237,813
  100,000  Enhance Financial Services Group Inc.(1)..............      6,943,750
  150,000  Everest Reinsurance Holdings Inc. ....................      6,168,750
   72,500  Executive Risk Inc. ..................................      5,165,625
   70,000  Exel Ltd.(1)..........................................      5,425,000
  100,000  Fremont General Corp. ................................      5,881,250
   30,000  Hartford Financial Services Group Inc. ...............      3,255,000
   65,000  Hartford Life Inc. ...................................      3,026,563
  162,500  Horace Mann Educators Corp. ..........................      5,707,813
  110,000  Liberty Financial Companies, Inc. ....................      4,351,875
   95,000  Life Re Corp. ........................................      7,012,187
  105,000  Nationwide Financial Services Inc. ...................      4,554,375
  135,000  Old Republic International Corp. .....................      5,982,187
  120,000  Orion Capital Corp. ..................................      6,562,500
   30,000  Penncorp Financial Group, Inc.(1).....................        866,250

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
 INSURANCE  (CONCLUDED)
   65,000  Protective Life Corporation...........................   $  4,745,000
  112,500  Reinsurance Group of America, Inc. ...................      5,625,000
  145,000  Reliastar Financial Corp.(1)..........................      6,679,062
   90,000  SunAmerica Inc. ......................................      4,308,750
   80,000  Travelers Group Inc. .................................      4,800,000
  100,000  Travelers Property Casualty Corp. ....................      4,400,000
                                                                    ------------
                                                                     147,982,344
                                                                    ------------
 MONEY CENTER BANKS -- 1.37%
   28,500  Republic New York Corp. ..............................      3,786,938
   20,000  The Chase Manhattan Corp..............................      2,697,500
                                                                    ------------
                                                                       6,484,438
                                                                    ------------
 REAL PROPERTY -- 8.64%
  110,000  Arden Realty Inc. ....................................      3,135,000
  145,000  Cabot Industrial Trust................................      3,452,813
  150,000  CB Commercial Real Estate Services Group*.............      6,000,000
  200,000  Cornerstone Properties Inc. ..........................      3,625,000
   85,000  Crescent Real Estate Equities(1)......................      3,060,000
  150,000  Excel Realty Trust Inc. ..............................      5,343,750
  100,000  Resource Asset Investment Trust.......................      1,825,000
   75,000  Spieker Properties Inc. ..............................      3,093,750
   85,000  Starwood Hotels & Resorts.............................      4,536,875
    5,000  Trammell Crow Co.*....................................        142,500
   80,000  Vornado Realty Trust..................................      3,485,000
  175,000  Westfield America Inc. ...............................      3,084,375
                                                                    ------------
                                                                      40,784,063
                                                                    ------------
 REGIONAL BANKS -- 29.11%
   80,000  BankAmerica Corp. ....................................      6,610,000
   40,000  BankBoston Corp. .....................................      4,410,000
   32,800  BankNorth Group, Inc. ................................      2,394,400
   72,500  BB&T Corp.(1).........................................      4,907,344
   60,000  CCB Financial Corp. ..................................      6,633,750
   58,593  Chittenden Corp. .....................................      2,189,913
   60,000  Comerica Inc. ........................................      6,348,750
   12,500  CoreStates Financial Corp. ...........................      1,121,875
   95,000  Crestar Financial Corp. ..............................      5,616,875
   75,000  Cullen Frost Bankers Inc. ............................      4,429,688
   70,000  First American Corp. of Tennessee.....................      3,430,000
   14,000  First Empire State Corp. .............................      6,998,250
  105,000  First Security Corp. .................................      2,500,313
   20,000  First Union Corp. ....................................      1,135,000
   59,062  First Western Bancorp, Inc. ..........................      1,782,934
   25,000  Fleet Financial Group, Inc. ..........................      2,126,563

PAINEWEBBER FINANCIAL SERVICE GROWTH FUND INC.

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
 COMMON STOCKS (CONCLUDED)
 REGIONAL BANKS (CONCLUDED)
  155,000  HUBCO, Inc.(1)........................................   $  5,938,437
   50,000  Marshall and Ilsley Corp. ............................      2,900,000
   67,500  Northern Trust Corp. .................................      5,045,625
  152,500  Norwest Corp. ........................................      6,338,281
   57,880  Old Kent Financial Corp. .............................      2,228,380
   68,500  Seacoast Banking Corp. of Florida.....................      2,534,500
  132,500  SouthTrust Corp. .....................................      5,548,437
   63,750  Summit Bancorp, Inc. .................................      3,191,484
  105,000  Texas Regional Bankshares Inc. .......................      3,524,063
   78,000  Trans Financial, Inc. ................................      3,373,500
   40,000  US Bancorp............................................      4,990,000
   70,000  Wachovia Corp. .......................................      5,936,875
   15,500  Wells Fargo and Co. ..................................      5,134,375
  100,000  West Coast Bancorp Oregon.............................      2,500,000
  200,000  Westamerica Bancorporation............................      6,675,000
   50,000  Wilmington Trust Corp. ...............................      3,318,750
  107,500  Zions Bancorporation..................................      5,630,312
                                                                    ------------
                                                                     137,443,674
                                                                    ------------

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
 THRIFT INSTITUTIONS -- 6.56%
   65,000  Bank United Corp......................................   $  3,250,000
   70,000  Charter One Financial, Inc............................      4,690,000
   20,000  Coast Federal Litigation Contingent Payment Rights....        325,000
  125,000  Dime Bancorp Inc. ....................................      3,757,812
   50,000  First Palm Beach Bancorp Inc..........................      2,012,500
   65,000  Golden State Bancorp Inc.*............................      2,482,188
  130,000  Greenpoint Financial Corp.............................      4,671,875
   46,164  H F Ahmanson & Co.....................................      3,577,710
   80,000  Queens County Bancorp Inc.............................      3,520,000
   37,500  Washington Mutual, Inc(1).............................      2,689,453
                                                                    ------------
                                                                      30,976,538
                                                                    ------------
 Total Common Stocks (cost -- $286,016,354).......................   419,422,463
                                                                    ------------

  PRINCIPAL                              MATURITY     INTEREST
 AMOUNT (000)                             DATES        RATES
 ------------                            -------- ----------------
 U.S. GOVERNMENT OBLIGATION -- 2.95%
  $   14,000  U.S. Treasury Bills
               (cost -- $13,954,582)..   04/23/98 5.240 to 5.360%@   13,954,582
                                                                   ------------
 REPURCHASE AGREEMENTS -- 8.28%
      18,969  Repurchase agreement
               dated 03/31/98 with
               Salomon Smith
               Barney, Inc., collater-
               alized by $14,210,000
               U.S. Treasury Bonds,
               9.250% due 02/15/16
               (value--$19,363,967);
               proceeds; $18,972,030..   04/01/98      5.750         18,969,000
      20,104  Repurchase agreement
               dated 03/31/98 with
               State Street
               Bank & Trust Co., col-
               lateralized by
               $18,395,000
               U.S. Treasury Bonds,
               7.875% due 11/15/07
               (value--$20,510,425);
               proceeds; $20,107,211..   04/01/98      5.750         20,104,000
                                                                   ------------
 Total Repurchase Agreements (cost --
   $39,073,000)........................                              39,073,000
                                                                   ------------
  NUMBER OF
    SHARES
  ---------
 INVESTMENTS OF CASH COLLATERAL FOR
  SECURITIES LOANED -- 2.92%
 MONEY MARKET FUNDS -- 2.92%
  13,776,156  Liquid Assets Portfolio.                               13,776,156
       7,217  TempCash Portfolio......                                    7,217
       1,127  TempFund Portfolio......                                    1,127
                                                                   ------------
 Total Investments of Cash Collateral
  for Securities Loaned (cost --
   $13,784,500)........................                              13,784,500
                                                                   ------------
 Total Investments (cost --
   $352,828,436) -- 102.99%............                             486,234,545
 Liabilities in excess of other
  assets -- (2.99)%....................                            (14,133,067)
                                                                   ------------
 Net Assets 100.00%....................                            $472,101,478
                                                                   ============

---------
*NON-INCOME PRODUCING SECURITY
@YIELD TO MATURITY AT DATE OF PURCHASE
(1)SECURITY, OR PORTION THEREOF, WAS ON LOAN AT MARCH 31, 1998


                 See accompanying notes to financial statements

PAINEWEBBER MID CAP FUND
PORTFOLIO OF INVESTMENTS                                          MARCH 31, 1998

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------
 COMMON STOCKS -- 96.83%
 AGRICULTURE, FOOD & BEVERAGE -- 0.51%
  38,100   Coca-Cola Enterprises Inc. ............................   $ 1,397,794
                                                                     -----------
 AIRLINES -- 0.87%
  31,650   Southwest Airlines Co. ................................       935,653
  19,200   US Airways Group, Inc.*................................     1,423,200
                                                                     -----------
                                                                       2,358,853
                                                                     -----------
 APPAREL, RETAIL -- 1.06%
  17,800   Payless Shoesource Inc.*...............................     1,339,450
  34,600   TJX Companies, Inc. ...................................     1,565,650
                                                                     -----------
                                                                       2,905,100
                                                                     -----------
 APPAREL, TEXTILES -- 0.85%
  21,600   Gymboree Corp.*........................................       558,900
  42,550   Unifi Inc. ............................................     1,584,988
   5,800   Westpoint Stevens Inc.*................................       166,025
                                                                     -----------
                                                                       2,309,913
                                                                     -----------
 BANKS -- 0.61%
  22,400   Northern Trust Corp. ..................................     1,674,400
                                                                     -----------
 CHEMICALS -- 1.74%
  12,600   Avery Dennison Corp. ..................................       672,525
  46,900   Crompton & Knowles Corp. ..............................     1,357,169
  26,100   Cytec Industries Inc.*.................................     1,437,131
   9,700   Sealed Air Corp.*......................................       635,350
   7,800   W.R. Grace & Co. ......................................       652,762
                                                                     -----------
                                                                       4,754,937
                                                                     -----------
 COMPUTER HARDWARE -- 1.85%
  36,900   Ascend Communications Inc.*............................     1,397,587
  80,800   Cabletron Systems, Inc.* (1)...........................     1,176,650
  46,600   EMC Corp.*.............................................     1,762,062
  42,500   Fore Systems*..........................................       669,375
   9,700   Sync Research Inc.*....................................        25,463
                                                                     -----------
                                                                       5,031,137
                                                                     -----------
 COMPUTER SOFTWARE -- 7.19%
  40,400   BMC Software Inc.*.....................................     3,386,025
  83,600   Cadence Design Systems Inc.*...........................     2,894,650
  36,600   Compuware Corp.*.......................................     1,807,125
  21,950   Harbinger Corp.*.......................................       828,613
  26,700   JD Edwards & Co.*......................................       872,756
  23,950   Networks Associated Inc.*..............................     1,586,687
  95,500   Peoplesoft Inc.*.......................................     5,031,656

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------
 COMPUTER SOFTWARE   (CONCLUDED)
   47,500  Sandisk Corp.*.........................................   $ 1,181,563
   43,300  Sterling Commerce Inc.*................................     2,008,037
                                                                     -----------
                                                                      19,597,112
                                                                     -----------
 CONSUMER DURABLES -- 1.79%
   25,400  Furniture Brands International Inc.*...................       817,563
   24,000  Interface, Inc. .......................................       997,500
   24,200  Leggett & Platt Inc. ..................................     1,244,787
   66,750  Pier 1 Imports Inc. ...................................     1,810,594
                                                                     -----------
                                                                       4,870,444
                                                                     -----------
 DEFENSE/AEROSPACE -- 0.85%
   53,700  Gulfstream Aerospace Corp.*............................     2,329,238
                                                                     -----------
 DIVERSIFIED RETAIL -- 3.39%
  125,900  Family Dollar Stores Inc. .............................     4,784,200
   31,000  Kohls Corp.* ..........................................     2,534,250
   23,000  Proffitts Inc.*........................................       833,750
   43,000  Saks Holdings Inc.*....................................     1,075,000
                                                                     -----------
                                                                       9,227,200
                                                                     -----------
 DRUGS & MEDICINE -- 5.31%
   35,000  Alza Corp.*............................................     1,568,437
    9,300  Biogen Inc.*...........................................       448,144
   36,400  Centocor Inc.*.........................................     1,624,350
  105,600  Forest Labs Inc.*......................................     3,960,000
   30,200  Health Care & Retirement Corp.*........................     1,296,713
   59,700  Mylan Labs Inc. .......................................     1,373,100
   52,500  North American Vaccine Inc.* (1).......................       918,750
   90,880  Watson Pharmaceuticals, Inc.*..........................     3,271,680
                                                                     -----------
                                                                      14,461,174
                                                                     -----------
 ELECTRIC UTILITIES -- 1.64%
   85,304  AES Corp.*.............................................     4,473,128
                                                                     -----------
 ELECTRICAL EQUIPMENT -- 3.97%
   35,200  Ciena Corp.*...........................................     1,500,400
   11,200  Comverse Technology Inc.*..............................       547,400
   19,600  Hadco Corp.*...........................................       776,650
   31,400  Natural Microsystems Corp.*............................     1,244,225
  107,600  Pairgain Technologies Inc.*............................     2,582,400
   14,700  Premisys Communications Inc.*..........................       421,707
   59,300  SCI Systems Inc.* (1)..................................     2,112,562
   38,900  Solectron Corp.*.......................................     1,643,525
                                                                     -----------
                                                                      10,828,869
                                                                     -----------

PAINEWEBBER MID CAP FUND

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------
 COMMON STOCKS   (CONTINUED)
 ENERGY RESERVES & PRODUCTION -- 1.25%
   57,800  Enron Corp. ...........................................   $ 2,680,475
   28,900  Pioneer Natural Resources Co. .........................       718,888
                                                                     -----------
                                                                       3,399,363
                                                                     -----------
 ENTERTAINMENT -- 2.74%
   53,600  CBS Corp.*.............................................     1,819,050
   27,200  Viacom, Inc.*..........................................     1,462,000
  135,100  Westwood One Inc.*.....................................     4,188,100
                                                                     -----------
                                                                       7,469,150
                                                                     -----------
 ENVIRONMENTAL SERVICES -- 1.97%
   83,600  Newpark Resources Inc.*................................     1,525,700
   86,600  Philip Services Corp.*.................................       903,887
   65,900  USA Waste Services Inc.*...............................     2,936,669
                                                                     -----------
                                                                       5,366,256
                                                                     -----------
 FINANCIAL SERVICES -- 1.52%
   81,032  Mutual Risk Management Ltd. (1)........................     2,744,959
   26,260  Renaissance Worldwide Inc.*............................       720,509
   26,400  Waddell & Reed Financial Inc. .........................       686,400
                                                                     -----------
                                                                       4,151,868
                                                                     -----------
 FOREST PRODUCTS, PAPER -- 0.51%
   24,500  Bowater Inc. ..........................................     1,382,719
                                                                     -----------
 FREIGHT, AIR, SEA & LAND -- 0.30%
   22,800  US Freightways Corp. ..................................       820,800
                                                                     -----------
 HOTELS -- 0.98%
   39,100  Four Seasons Hotels Inc. ..............................     1,334,287
   68,900  Prime Hospitality Corp.* (1)...........................     1,343,550
                                                                     -----------
                                                                       2,677,837
                                                                     -----------
 HOUSEHOLD PRODUCTS -- 1.45%
   16,500  Clorox Co. ............................................     1,413,844
   52,500  Newell Co. ............................................     2,542,968
                                                                     -----------
                                                                       3,956,812
                                                                     -----------
 INDUSTRIAL PARTS -- 0.47%
   15,100  Ionics Inc.*...........................................       650,244
   27,400  Rental Service Corp.*..................................       637,050
                                                                     -----------
                                                                       1,287,294
                                                                     -----------
 INDUSTRIAL SERVICES/SUPPLIES -- 5.29%
   48,400  Apollo Group Inc.* (1).................................     2,329,250
  211,340  Cendant Corp.*.........................................     8,374,347
   27,500  Chancellor Media Corp.*................................     1,261,563
   72,200  Corrections Corp. of America*..........................     2,463,825
                                                                     -----------
                                                                      14,428,985
                                                                     -----------

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------
 INFORMATION & COMPUTER SERVICES -- 7.07%
   51,900  A. C. Nielson Corp.*...................................   $ 1,372,106
   43,800  America Online Inc.*...................................     2,992,087
    1,900  Cambridge Technology Partners*.........................        94,169
   18,900  CKS Group Inc.*........................................       355,556
   39,400  Comdisco Inc. .........................................     1,718,825
   19,300  Concord EFS Inc.*......................................       667,056
   25,900  Fiserv Inc.*...........................................     1,641,413
   73,100  HBO & Co. .............................................     4,413,412
   85,800  Snyder Communications Inc.* (1)........................     4,021,875
   19,200  Sylvan Learning Systems Inc.*..........................       904,800
   41,125  Technology Solutions Co.*..............................     1,089,813
                                                                     -----------
                                                                      19,271,112
                                                                     -----------
 LEISURE -- 0.57%
   39,100  Mattel Inc. ...........................................     1,549,338
                                                                     -----------
 LONG DISTANCE & PHONE COMPANIES -- 4.34%
  274,592  WorldCom, Inc.*........................................    11,824,618
                                                                     -----------
 MEDIA -- 5.06%
   33,800  Clear Channel Communications* (1)......................     3,312,400
   88,800  Tele-Communications, Inc.*.............................     2,761,125
   21,800  Tribune Co. ...........................................     1,536,900
  226,900  USA Networks Inc.*.....................................     6,183,025
                                                                     -----------
                                                                      13,793,450
                                                                     -----------
 MEDICAL PRODUCTS -- 3.17%
   21,100  Arrow International Inc. ..............................       725,313
   22,100  Boston Scientific Corp.*...............................     1,491,750
   25,300  Guidant Corp. .........................................     1,856,387
   46,200  Lifecore Biomedical Inc.*..............................     1,079,925
  111,000  Sybron International Corp.*............................     2,899,875
   49,400  Vivus Inc.* (1)........................................       580,450
                                                                     -----------
                                                                       8,633,700
                                                                     -----------
 MEDICAL PROVIDERS -- 6.81%
   38,000  Access Health Inc.*....................................     1,396,500
   42,200  Alternative Living Services Inc.* (1)..................     1,397,875
   49,895  Concentra Managed Care Inc.* (1).......................     1,534,271
  100,500  FPA Medical Management Inc.* (1).......................     1,551,469
   75,430  Health Management Associates Inc.*.....................     2,159,184
   36,600  HEALTHSOUTH Corp.*.....................................     1,027,088
  111,600  Loewen Group Inc. .....................................     2,817,900
   69,500  Orthodontic Centers America Inc.*......................     1,507,281
   27,300  Pediatrix Medical Group*...............................     1,269,450
   15,600  Sunrise Assisted Living Inc.*..........................       698,100
   42,500  Total Renal Care Holdings Inc.*........................     1,415,781
   26,400  Wellpoint Health Networks Inc.*........................     1,782,000
                                                                     -----------
                                                                      18,556,899
                                                                     -----------

PAINEWEBBER MID CAP FUND

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                            ----------
 COMMON STOCKS   (CONCLUDED)
 MOTOR VEHICLES -- 1.00%
   48,800  Gentex Corp.*...........................................   $1,656,150
   19,200  Lear Corp.*.............................................    1,082,400
                                                                      ----------
                                                                       2,738,550
                                                                      ----------
 OIL REFINING -- 1.41%
    4,800  KN Energy Inc. .........................................      283,500
  120,352  R&B Falcon Corp.*.......................................    3,565,428
                                                                      ----------
                                                                       3,848,928
                                                                      ----------
 OIL SERVICES -- 2.56%
   60,600  BJ Services Co.* (1)....................................    2,208,113
   36,100  Camco International Inc. ...............................    2,184,050
   84,900  Noble Drilling Corp.*...................................    2,594,756
                                                                      ----------
                                                                       6,986,919
                                                                      ----------
 OTHER INSURANCE -- 2.83%
   13,200  Ambac Inc. .............................................      771,375
   15,000  Executive Risk Inc. ....................................    1,068,750
   40,576  Frontier Insurance Group Inc. ..........................    1,120,912
   18,900  Hartford Life Inc. .....................................      880,031
   38,300  MGIC Investment Corp. ..................................    2,515,831
   16,900  PMI Group Inc. (1)......................................    1,364,675
                                                                      ----------
                                                                       7,721,574
                                                                      ----------
 REAL PROPERTY -- 0.23%
   25,500  Wilmar Industries Inc.*.................................      634,313
                                                                      ----------

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
 SEMICONDUCTOR -- 2.52%
   61,100  Atmel Corp.*..........................................   $    920,319
   31,300  Maxim Integrated Productions Inc.*....................      1,140,494
   25,600  Microchip Technology Inc.*............................        537,600
   61,000  Micron Technology, Inc.* (1)..........................      1,772,812
   51,800  National Semiconductor Corp.*.........................      1,084,562
   33,600  Uniphase Corp.*.......................................      1,413,300
                                                                    ------------
                                                                       6,869,087
                                                                    ------------
 SPECIALTY RETAIL -- 9.32%
   61,000  Bed, Bath & Beyond Inc.*..............................      2,817,437
  107,800  Consolidated Stores Corp.*............................      4,628,662
  160,135  Dollar General Corp. .................................      6,195,223
   19,100  Fastenal Co.* (1).....................................        828,463
   70,800  Lowe's Companies Inc. ................................      4,969,275
   16,300  MSC Industrial Direct Inc.*...........................        883,256
  106,800  Petsmart Inc.*........................................      1,141,425
  124,150  United States Office Products Co.*....................      2,358,850
   54,900  Zale Corp.*...........................................      1,585,238
                                                                    ------------
                                                                      25,407,829
                                                                    ------------
 WIRELESS TELECOMMUNICATIONS -- 1.83%
   36,700  Advanced Fibre Communications*........................      1,334,963
   26,900  Concentric Network Corp. Delaware*....................        524,550
   50,100  Nextel Communications Inc.*...........................      1,690,874
   20,800  Premiere Technologies Inc.* (1).......................        720,200
   38,400  USN Communications Inc.* .............................        705,600
                                                                    ------------
                                                                       4,976,187
                                                                    ------------
 Total Common Stocks (cost -- $173,041,323).......................   263,972,887
                                                                    ------------

 INVESTMENTS OF CASH COLLATERAL FOR
 SECURITIES LOANED -- 9.17%
 MONEY MARKET FUNDS -- 9.17%
 13,095,475 Liquid
             Assets
             Portfolio.   13,095,475
 11,579,934 Prime
             Portfolio.   11,579,934
     74,466 TempCash
             Portfolio.       74,466
    261,725 TempFund
             Portfolio.      261,725
                          ----------
 Total Investments of
 Cash Collateral for
 Securities Loaned
 (cost -- $25,011,600).   25,011,600
                          ----------

PAINEWEBBER MID CAP FUND

 PRINCIPAL
  AMOUNT                                         MATURITY INTEREST
   (000)                                           DATE     RATE      VALUE
 ---------                                       -------- -------- ------------
 REPURCHASE AGREEMENT -- 0.62%
  $1,680   Repurchase Agreement dated 03/31/98
            with State Street Bank
            & Trust Company, collateralized by
            $1,680,000 U.S. Treasury
            Notes, 6.375% due 07/15/99 (value
            $1,717,800);
            proceeds: $1,680,233 (cost --
             $1,680,000)......................   04/01/98  5.000%  $  1,680,000
                                                                   ------------
 Total Investments (cost -- $199,732,923) --
  106.62%......................................                     290,664,487
 Liabilities in excess of other assets --
  (6.62)%......................................                    (18,059,101)
                                                                   ------------
 Net Assets -- 100.00%.........................                    $272,605,386
                                                                   ============

---------
*NON-INCOME PRODUCING SECURITY
(1)SECURITY, OR PORTION THEREOF, WAS ON LOAN AT MARCH 31, 1998



                 See accompanying notes to financial statements

PAINEWEBBER UTILITY INCOME FUND
PORTFOLIO OF INVESTMENTS                                          MARCH 31, 1998

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------
 COMMON STOCKS -- 87.44%
 ELECTRIC UTILITIES -- 35.08%
  12,500   Allegheny Energy Inc. .................................   $   419,531
  20,000   Baltimore Gas & Electric Co. ..........................       653,750
  17,500   Boston Edison Co. .....................................       733,906
  18,000   Carolina Power & Light Co. ............................       814,500
  15,000   Cilcorp Inc. ..........................................       723,750
  14,000   CMS Energy Corp. ......................................       657,125
  37,500   DPL Inc. ..............................................       731,250
  20,000   DQE Inc. ..............................................       745,000
  20,000   Edison International, Inc. ............................       587,500
  15,000   First Energy Corporation...............................       462,188
  11,500   FPL Group, Inc. .......................................       738,875
  15,000   New Century Energies Inc. .............................       755,625
  24,000   NIPSCO Industries Inc. ................................       672,000
  22,500   PECO Energy Co. .......................................       497,812
  30,000   Public Service Co. of New Mexico.......................       733,125
  20,000   Puget Sound Power & Light Co. .........................       563,750
  21,000   SCANA Corp. ...........................................       649,687
  17,500   Sierra Pacific Resources...............................       657,344
  22,500   Southern Co. ..........................................       622,969
  20,000   Wisconsin Energy Corp. ................................       613,750
                                                                     -----------
                                                                      13,033,437
                                                                     -----------
 FINANCIAL SERVICES -- 2.81%
  20,000   INMC Mortgage Holdings Inc. ...........................       500,000
  20,000   Medallion Financial Corp. .............................       542,500
                                                                     -----------
                                                                       1,042,500
                                                                     -----------
 GAS UTILITY -- 10.44%
  30,000   AGL Resources Inc. ....................................       645,000
  25,000   CMS Energy Corp., Class G..............................       632,813
  10,000   El Paso Natural Gas Co. ...............................       705,625
  20,000   MCN Energy Group Inc. .................................       747,500
  17,500   NICOR Inc. ............................................       739,375
  20,000   Public Service Co. of North Carolina...................       410,000
                                                                     -----------
                                                                       3,880,313
                                                                     -----------

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                            ----------
 LONG DISTANCE & PHONE COMPANIES -- 22.59%
  15,000   Ameritech Corp. ........................................   $  741,563
   5,688   Bell Atlantic Corp. ....................................      583,020
  11,000   BellSouth Corp. ........................................      743,188
  10,000   Century Telephone Enterprises, Inc. ....................      611,250
  10,000   GTE Corp. ..............................................      598,750
  10,000   ITC Deltacom*...........................................      321,250
  20,000   LCI International Inc.*.................................      770,000
   7,500   MCI Communications Corp. ...............................      371,250
  18,000   SBC Communications Inc. ................................      785,250
  25,000   Smartalk Teleservices Inc.*(1)..........................      798,437
  12,000   Teleport Communications Inc.*...........................      705,000
  15,000   US West Communications Group............................      821,250
  12,564   WorldCom, Inc.*.........................................      541,037
                                                                      ----------
                                                                       8,391,245
                                                                      ----------
 MEDIA -- 1.00%
  10,000   Univision Communications Inc.*..........................      372,500
                                                                      ----------
 REAL PROPERTY -- 12.97%
  25,000   Ambassador Apartments Inc. .............................      512,500
  27,500   Excel Realty Trust Inc. ................................      979,687
  22,500   Franchise Finance Corp. of America......................      625,781
  15,000   Spieker Properties Inc. ................................      618,750
   7,000   Starwood Lodging Corp. .................................      374,063
  10,000   Storage USA Inc. .......................................      383,750
  18,000   Sun Communities.........................................      625,500
  10,000   Vornado Realty Trust....................................      435,625
  15,000   Westfield America Inc. .................................      264,375
                                                                      ----------
                                                                       4,820,031
                                                                      ----------
 WATER -- 2.55%
  30,000   American Water Works Co. Inc. ..........................      946,875
                                                                      ----------
 Total Common Stocks (cost -- $21,532,693)..........................  32,486,901
                                                                      ----------

PAINEWEBBER UTILITY INCOME FUND

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES         VALUE
 ---------                            -------------------- -------------- -----------
 CORPORATE BONDS -- 7.89%
 CABLE -- 2.36%
   $750    TCI Communications,
            Inc. ..................         03/31/27           9.650%     $   878,195
                                                                          -----------
 ELECTRIC UTILITIES -- 3.18%
    639    Georgia Power Co. ......         02/01/23           7.950          669,022
    500    Texas Utilities Electric
            Capital................         01/30/37           8.175          510,934
                                                                          -----------
                                                                            1,179,956
                                                                          -----------
 PUBLISHING -- 2.35%
    800    News America Holdings
            Inc. ..................   12/01/95 to 10/17/96 7.900 to 8.250     873,440
                                                                          -----------
 Total Corporate Bonds (cost --
   $2,657,783)......................                                        2,931,591
                                                                          -----------
 CONVERTIBLE BONDS -- 2.20%
 CABLE -- 2.20%
    650    International Cabletel
            Inc.+ (cost --
             $650,000).............         06/15/08           7.000          818,188
                                                                          -----------
 REPURCHASE AGREEMENT -- 2.44%
    905    Repurchase agreement
            dated 03/31/98 with
            State Street Bank and
            Trust Company,
            collateralized by
            $828,750 U.S. Treasury
            Notes, 6.3750%, due
            07/15/99 (value --
             $847,397) and $73,750
            U.S. Treasury Notes,
            9.000% due 05/15/98
            (value -- $76,543)
            proceeds: $905,126
            (cost -- $905,000).....         04/01/98           5.000          905,000
                                                                          -----------
 Total Investments (cost --
   $25,745,476) -- 99.97%...........                                       37,141,680
 Other assets in excess of liabili-
  ties -- 0.03%.....................                                           12,560
                                                                          -----------
 Net Assets -- 100.00%..............                                      $37,154,240
                                                                          ===========

---------
*NON-INCOME PRODUCING SECURITY
+ SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF
  1933. THIS SECURITY MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
(1)SECURITY, OR PORTION THEREOF, WAS ON LOAN AT MARCH 31, 1998.

                 See accompanying notes to financial statements

PAINEWEBBER
STATEMENT OF ASSETS AND LIABILITIES                               MARCH 31, 1998

                                          FINANCIAL                  UTILITY
                                           SERVICES     MID CAP      INCOME
                                         GROWTH FUND      FUND        FUND
                                         ------------ ------------ -----------
ASSETS
Investments in securities, at value
 (cost--$352,828,436, $199,732,923 and
 $25,745,476, respectively)............  $486,234,545 $290,664,487 $37,141,680
Cash...................................     1,148,734      --          --
Receivable for fund shares sold........     5,262,419       71,366      47,500
Receivable for investments sold........       564,311   11,446,787     --
Dividends and interest receivable......       591,892      125,282     149,782
Deferred organizational expenses.......       --           --            7,099
Other assets...........................        75,638       54,082      45,089
                                         ------------ ------------ -----------
Total assets...........................   493,877,539  302,362,004  37,391,150
                                         ------------ ------------ -----------
LIABILITIES
Collateral for securities loaned.......    13,784,500   25,011,600     --
Payable for investments purchased......     6,431,539    2,989,255     --
Payable for fund shares repurchased....       839,427    1,085,360      44,060
Payable to affiliates..................       511,434      398,805      47,973
Accrued expenses and other liabilities.       209,161      271,598     144,877
                                         ------------ ------------ -----------
Total liabilities......................    21,776,061   29,756,618     236,910
                                         ------------ ------------ -----------
NET ASSETS
Capital Stock/Beneficial Interest
 shares of $0.001 par value
 outstanding...........................   332,363,038  158,293,293  29,638,085
Accumulated (overdistributed) net
 investment income.....................       886,107          --      (21,799)
Accumulated net realized gains (losses)
 from investments......................     5,446,224   23,380,529  (3,858,250)
Net unrealized appreciation of
 investments...........................   133,406,109   90,931,564  11,396,204
                                         ------------ ------------ -----------
Net assets.............................  $472,101,478 $272,605,386 $37,154,240
                                         ============ ============ ===========
CLASS A:
Net assets.............................  $209,817,835 $101,698,036 $ 7,855,561
                                         ------------ ------------ -----------
Shares outstanding.....................     6,251,836    6,780,071     569,685
                                         ------------ ------------ -----------
Net asset and redemption value per
 share.................................        $33.56       $15.00      $13.79
                                               ======       ======      ======
Maximum offering price per share (net
 asset value plus sales charge of 4.50%
 of offering price)....................        $35.14       $15.71      $14.44
                                               ======       ======      ======
CLASS B:
Net assets.............................  $198,473,305 $143,058,160 $21,562,342
                                         ------------ ------------ -----------
Shares outstanding.....................     6,085,026    9,491,635   1,563,150
                                         ------------ ------------ -----------
Net asset value and offering price per
 share.................................        $32.62       $15.07      $13.79
                                               ======       ======      ======
CLASS C:
Net assets.............................  $ 63,808,520 $ 27,814,274 $ 7,736,337
                                         ------------ ------------ -----------
Shares outstanding.....................     1,959,481    1,976,313     561,470
                                         ------------ ------------ -----------
Net asset value and offering price per
 share.................................        $32.56       $14.07      $13.78
                                               ======       ======      ======
CLASS Y:
Net assets.............................  $      1,818 $     34,916
                                         ------------ ------------
Shares outstanding.....................            54        2,328
                                         ------------ ------------
Net asset value, offering price and
 redemption value per share............        $33.56       $15.00
                                               ======       ======

                 See accompanying notes to financial statements

PAINEWEBBER
STATEMENT OF OPERATIONS                      FOR THE YEAR ENDED MARCH 31, 1998

                                            FINANCIAL                  UTILITY
                                             SERVICES     MID CAP      INCOME
                                           GROWTH FUND     FUND         FUND
                                           ------------ -----------  -----------
INVESTMENT INCOME:
Dividends (net of withholding tax).......  $  3,971,051 $   505,353  $ 1,183,668
Interest.................................     2,167,168     437,622      368,602
                                           ------------ -----------  -----------
                                              6,138,219     942,975    1,552,270
                                           ------------ -----------  -----------
EXPENSES:
Investment advisory and administration...     1,912,197   2,680,122      235,331
Service fees--Class A....................       344,946     231,601       16,318
Service and distribution fees--Class B...     1,023,922   1,478,236      202,158
Service and distribution fees--Class C...       328,008     269,903       68,760
Transfer agency and service..............       176,397     235,590       40,440
Custody and accounting...................       163,903     165,724       22,035
Federal and state registration fees......       119,802      98,148       87,686
Reports and notices to shareholders......        55,086      91,886       50,309
Legal and audit..........................        50,619      96,895       69,520
Directors/Trustees' fees.................        10,500      10,500       10,500
Amortization of organizational expenses..           --          --        28,192
Other expenses...........................        12,619      36,493       19,831
                                           ------------ -----------  -----------
                                              4,197,999   5,395,098      851,080
                                           ------------ -----------  -----------
NET INVESTMENT INCOME (LOSS).............     1,940,220  (4,452,123)     701,190
                                           ------------ -----------  -----------
REALIZED AND UNREALIZED GAINS FROM
 INVESTMENT ACTIVITIES:
Net realized gains from investment
 transactions............................    14,829,192  58,100,065    1,915,598
Net change in unrealized
 appreciation/depreciation of
 investments.............................    91,444,229  35,069,089    8,396,302
                                           ------------ -----------  -----------
NET REALIZED AND UNREALIZED GAINS FROM
 INVESTMENT ACTIVITIES...................   106,273,421  93,169,154   10,311,900
                                           ------------ -----------  -----------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS..............................  $108,213,641 $88,717,031  $11,013,090
                                           ============ ===========  ===========



                 See accompanying notes to financial statements

PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
STATEMENT OF CHANGES IN NET ASSETS

                                                       FOR THE YEARS ENDED
                                                            MARCH 31,
                                                    ---------------------------
                                                        1998           1997
                                                    -------------  ------------
FROM OPERATIONS:
Net investment income.............................  $   1,940,220  $    701,720
Net realized gains from investment transactions...     14,829,192    15,834,386
Net change in unrealized appreciation/depreciation
 of investments...................................     91,444,229     9,457,066
                                                    -------------  ------------
Net increase in net assets resulting from
 operations.......................................    108,213,641    25,993,172
                                                    -------------  ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class A....................     (1,011,267)     (672,645)
Net investment income--Class B....................       (359,882)      (73,321)
Net investment income--Class C....................       (124,042)      (31,544)
Net investment income--Class Y....................            --            --
Net realized gains from investment transactions--
 Class A..........................................     (7,772,773)   (9,905,437)
Net realized gains from investment transactions--
 Class B..........................................     (6,470,964)   (4,194,912)
Net realized gains from investment transactions--
 Class C..........................................     (2,101,970)   (1,240,890)
Net realized gains from investment transactions--
 Class Y..........................................            --            --
                                                    -------------  ------------
Total dividends and distributions to shareholders.    (17,840,898)  (16,118,749)
                                                    -------------  ------------
FROM CAPITAL STOCK TRANSACTIONS:
Net proceeds from the sale of shares..............    400,986,234    72,986,530
Cost of shares repurchased........................   (174,767,137)  (55,705,343)
Proceeds from dividends reinvested................     15,912,449    13,302,440
                                                    -------------  ------------
Net increase in net assets from capital stock
 transactions.....................................    242,131,546    30,583,627
                                                    -------------  ------------
Net increase in net assets........................    332,504,289    40,458,050
NET ASSETS:
Beginning of year.................................    139,597,189    99,139,139
                                                    -------------  ------------
End of year (including undistributed net
 investment income of
 $886,107 and $441,078, respectively).............  $ 472,101,478  $139,597,189
                                                    =============  ============



                 See accompanying notes to financial statements

PAINEWEBBER MIDCAP FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                             FOR THE
                                                           YEARS ENDED
                                                            MARCH 31,
                                                     --------------------------
                                                         1998          1997
                                                     ------------  ------------
FROM OPERATIONS:
Net investment loss................................  $ (4,452,123) $ (4,625,849)
Net realized gains from investment transactions....    58,100,065    43,647,978
Net change in unrealized appreciation/depreciation
 of investments....................................    35,069,089   (39,065,630)
                                                     ------------  ------------
Net increase (decrease) in net assets resulting
 from operations...................................    88,717,031       (43,501)
                                                     ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains from investment transactions--
 Class A...........................................   (19,367,061)  (11,486,154)
Net realized gains from investment transactions--
 Class B...........................................   (29,491,494)  (21,420,626)
Net realized gains from investment transactions--
 Class C...........................................    (5,842,338)   (4,124,987)
Net realized gains from investment transactions--
 Class Y...........................................           --            --
                                                     ------------  ------------
Total distributions to shareholders................   (54,700,893)  (37,031,767)
                                                     ------------  ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares...............    37,895,804    49,527,172
Cost of shares repurchased.........................   (87,095,316)  (72,555,703)
Proceeds from dividends reinvested.................    51,574,852    35,137,523
                                                     ------------  ------------
Net increase in net assets from beneficial interest
 transactions......................................     2,375,340    12,108,992
                                                     ------------  ------------
Net increase (decrease) in net assets..............    36,391,478   (24,966,276)
NET ASSETS:
Beginning of year..................................   236,213,908   261,180,184
                                                     ------------  ------------
End of year (including undistributed net investment
 income of $629 at March 31, 1997).................  $272,605,386  $236,213,908
                                                     ============  ============



                 See accompanying notes to financial statements

PAINEWEBBER UTILITY INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                       FOR THE YEARS ENDED
                                                            MARCH 31,
                                                     --------------------------
                                                         1998          1997
                                                     ------------  ------------
FROM OPERATIONS:
Net investment income..............................  $    701,190  $  1,140,891
Net realized gains from investment transactions....     1,915,598     3,613,062
Net change in unrealized appreciation/depreciation
 of investments....................................     8,396,302    (1,498,897)
                                                     ------------  ------------
Net increase in net assets resulting from
 operations........................................    11,013,090     3,255,056
                                                     ------------  ------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Class A.....................      (191,756)     (235,539)
Net investment income--Class B.....................      (438,848)     (647,343)
Net investment income--Class C.....................      (159,880)     (212,445)
                                                     ------------  ------------
Total dividends to shareholders....................      (790,484)   (1,095,327)
                                                     ------------  ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares...............    15,590,114     5,928,914
Cost of shares repurchased.........................   (23,344,027)  (30,023,725)
Proceeds from dividends reinvested.................       667,446       700,359
                                                     ------------  ------------
Net decrease in net assets from beneficial interest
 transactions......................................    (7,086,467)  (23,394,452)
                                                     ------------  ------------
Net increase (decrease) in net assets..............     3,136,139   (21,234,723)
NET ASSETS:
Beginning of year..................................    34,018,101    55,252,824
                                                     ------------  ------------
End of year (including undistributed net investment
 income of
 $67,495 for March 31, 1997).......................  $ 37,154,240  $ 34,018,101
                                                     ============  ============



                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
 PaineWebber Financial Services Growth Fund Inc. ("Financial Services Growth Fund"), PaineWebber Mid Cap Fund ("Mid Cap Fund", which prior to May 1, 1998 was known as the PaineWebber Capital Appreciation Fund) and PaineWebber Utility Income Fund ("Utility Income Fund") (collectively, the "Funds") are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. Fi-nancial Services Growth Fund was incorporated in the state of Maryland on Feb-ruary 13, 1986, Mid Cap Fund is a series of PaineWebber Managed Assets Trust and Utility Income Fund is a series of PaineWebber Managed Investments Trust (collectively, the "Trusts") which were organized under Massachusetts law by a Declaration of Trust dated August 9, 1991 and November 21, 1986, respectively. Organizational costs have been deferred and are being amortized using the straight line method over a period not to exceed 60 months from the date the Funds commenced operations.

 Currently, each Fund offers Class A, Class B, Class C and Class Y shares. Utility Income Fund had no Class Y shares outstanding during the period. Each class represents interests in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan.

 The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assump-tions that affect the reported amounts and disclosures in the financial state-ments. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

 Valuation of Investments--Securities which are listed on stock exchanges are valued at the last sales price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Man-agement Inc. ("Mitchell Hutchins"), an asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser, administrator and distributor of the Funds'. Prior to May 1, 1998, when Mitchell Hutchins as-sumed the day to day management responsibility, Denver Investment Advisors, LLC, served as Mid Cap Funds' sub-adviser. Securities traded in the over-the-counter ("OTC") market and listed on the Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the last available sales price, or last bid price available if no sale occurs on Nasdaq prior to the time of valuation. Where market quotations are readily available, debt securities are valued thereon, provided such quota-tions adequately reflect the fair values of the securities in the judgement of Mitchell Hutchins. When market quotations are not readily available, securities are valued based upon appraisals derived from information concerning those se-curities or similar securities received from recognized dealers in those secu-rities. The amortized cost method of valuation is used to value short-term debt instruments with sixty days or less remaining to maturity. Securities for which market quotations are not readily available including restricted securities subject to limitations as to their sale are valued at fair value as determined in good faith by, or under the direction of, the Fund's/Trusts' Board of Directors/Trustees.

NOTES TO FINANCIAL STATEMENTS

 Repurchase Agreements--Each Fund's custodian takes possession of the collat-eral pledged for investments in repurchase agreements. The underlying collat-eral is valued daily on a mark-to-market basis to ensure that the value, in-cluding accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obliga-tion. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

 Investment Transactions and Investment Income--Investment transactions are re-corded on the trade date. Realized gains and losses from investment transac-tions are calculated using the identified cost method. Interest income is re-corded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to in-terest income and the identified costs of investments.

 Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (af-ter adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

 Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex- dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differ-ence are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary dif-ferences do not require reclassification.

CONCENTRATION OF RISK

 Financial Services Growth Fund invests primarily in equity securities of fi-nancial services companies and Utility Income Fund invests primarily in securi-ties of utility companies. Economic, legislative and regulatory developments impacting those industries may affect the market value of each Fund's invest-ments. The Mid Cap Fund invests primarily in equity securities of medium-sized companies, which may entail greater market volatility and risks of adverse fi-nancial developments than is the case for securities of larger companies. In addition, each Fund's ability to invest in U.S. dollar-denominated foreign eq-uity securities and ability to use options and futures contracts also entail special risks.

INVESTMENT ADVISER AND ADMINISTRATOR

 Each Fund has an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as in-vestment adviser and administrator of the Funds. In accordance with the Advi-sory Contracts, Financial Services Growth Fund, Mid Cap Fund and Utility Income Fund pay Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rate of 0.70%, 1.00% and 0.70%, respectively, of

NOTES TO FINANCIAL STATEMENTS
each Funds' average daily net assets. At March 31,1998, Financial Services Growth Fund, Mid Cap Fund and Utility Income Fund owed Mitchell Hutchins $262,646, $230,149, and $21,634, respectively, in investment advisory and ad-ministration fees.

 Prior to May 1, 1998, Denver Investment Advisors served as the sub-adviser to the Mid Cap Fund pursuant to a sub-advisory contract with Mitchell Hutchins. Mitchell Hutchins (not the Fund) paid Denver a monthly fee in an amount equal to 50% of the fee paid to Mitchell Hutchins under the Advisory Contract.

 For the year ended March 31, 1998, Financial Services Growth Fund, Mid Cap Fund and the Utility Income Fund paid $17,496, $0 and $0, respectively, in bro-kerage commissions to PaineWebber for transactions executed on behalf of the Fund.

DISTRIBUTION PLANS

 Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under sepa-rate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Funds pay Mitchell Hutchins monthly service fees at an an-nual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At March 31, 1998, Fi-nancial Services Growth Fund, Mid Cap Fund and Utility Income Fund owed Mitch-ell Hutchins $247,803, $165,797 and $26,048, respectively, in service and dis-tribution fees.

 Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed each Fund that for the year ended March 31, 1998, it earned $2,215,324, $288,384, and $89,852 in sales charges for the Financial Services Growth Fund, Mid Cap Fund and Utility Income Fund, respectively.

SECURITY LENDING

 Each Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government se-curities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accord-ingly. Each Fund will regain record ownership of loaned securities to exercise certain beneficial rights, however, each Fund may bear the risk of delay in re-covery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation, which is included in inter-est income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the bor-rower plus reasonable administrative and custody fees. Each Fund's lending agent is PaineWebber, which received compensation from the Funds for the year ended March 31, 1998 as follows:

       Financial Services Growth Fund............ $24,841
       Mid Cap Fund.............................. $40,205
       Utility Income Fund....................... $ 1,817

NOTES TO FINANCIAL STATEMENTS
 At March 31, 1998, Financial Services Growth Fund, Mid Cap Fund and the Util-ity Income Fund owed PaineWebber $985, $2,859 and $291, respectively, in com-pensation as security lending agent.

 As of March 31, 1998, the Financial Services Growth Fund and the Mid Cap Fund held cash and/or cash equivalents as collateral for market values of securities loaned as follows:

                                   COLLATERAL   MARKET VALUE
                                 FOR SECURITIES OF SECURITIES
                                     LOANED        LOANED
                                 -------------- -------------
Financial Services Growth Fund.   $13,784,500    $13,467,303
Mid Cap Fund...................   $25,011,600    $24,148,563

 As of March 31, 1998, the Utility Income Fund held the following securities as non-cash collateral for portfolio securities loaned having a market value of $718,594:

 PRINCIPAL
  AMOUNT                         MATURITY INTEREST  MARKET
   (000)                          DATES    RATES    VALUE
 ---------                       -------- -------- --------
    $77    U.S. Treasury Bond.   8/15/26   6.750%  $ 84,828
    650    U.S. Treasury Bond.   2/15/26   6.000    650,126
                                                   --------
                                                   $734,954
                                                   ========

BANK LINE OF CREDIT

 Each Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for tempo-rary financing until the settlement of sale or purchase of portfolio securi-ties, the repurchase or redemption of shares of each Fund at the request of the shareholders and other temporary or emergency purposes. In connection there-with, each Fund has agreed to pay a commitment fee, pro rata, based on the rel-ative asset size of the Funds in the Facility. Interest is charged to each Fund at rates based on prevailing market rates in effect at the time of borrowings. For the year ended March 31, 1998, the Funds did not borrow under the Facility.

TRANSFER AGENCY SERVICE FEES

 Prior to August 1, 1997, each Fund paid PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account for certain services not provided by the Fund's transfer agent. For these services for the four months ended July 31, 1997, PaineWebber earned $14,088, $28,077 and $4,244 from Financial Services Growth Fund, Mid Cap Fund and Utility Income Fund, respectively. Beginning on August 1, 1997, PaineWebber provides transfer agency related services to each Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for these services by PFPC, Inc., not the Funds. For the period August 1, 1997 through March 31, 1998, PaineWebber received from PFPC, Inc., not the Funds, approximately 51%, 56% and 54% for Financial Serv-ices Growth Fund, Mid Cap Fund and Utility Income Fund, respectively, of the total transfer agency fees collected by PFPC, Inc. from the Funds.

NOTES TO FINANCIAL STATEMENTS
INVESTMENTS IN SECURITIES

 For federal income tax purposes, the cost of securities owned at March 31, 1998 was substantially the same as the cost of securities for financial state-ment purposes.

 At March 31, 1998, the components of net unrealized appreciation of invest-ments were as follows:

                                         FINANCIAL
                                          SERVICES                   UTILITY
                                           GROWTH       MID CAP      INCOME
                                            FUND         FUND         FUND
                                        ------------  -----------  -----------
Gross appreciation (investments having
 an excess of value over cost)......... $134,290,982  $96,850,424  $11,544,192
Gross depreciation (investments having
 an excess of cost over value).........     (884,873)  (5,918,860)    (147,988)
                                        ------------  -----------  -----------
Net unrealized appreciation of
 investments........................... $133,406,109  $90,931,564  $11,396,204
                                        ============  ===========  ===========

 For the year ended March 31, 1998, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                                            FINANCIAL
                                             SERVICES                  UTILITY
                                              GROWTH      MID CAP      INCOME
                                               FUND         FUND        FUND
                                           ------------ ------------ -----------
Purchases................................. $252,109,134 $167,960,770 $ 3,220,970
Sales..................................... $ 55,770,835 $224,710,849 $11,043,945

FEDERAL TAX STATUS

 The Funds intend to distribute substantially all of their taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year sub-stantially all of their net investment income, capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

 At March 31, 1998, Utility Income Fund had a net capital loss carryforward of $3,858,250 which will expire by March 31, 2003. To the extent such losses are used, as provided in the regulations, to offset future net realized capital gains, it is probable these gains will not be distributed.

 To reflect reclassification for the Mid Cap Fund arising from permanent "book/tax" differences for the year ended March 31, 1998, undistributed net in-vestment income was increased by $4,451,494 and capital stock was decreased by $4,451,494 to reclassify the net operating loss for the fiscal year ended March 31, 1998.

NOTES TO FINANCIAL STATEMENTS
CAPITAL STOCK/BENEFICIAL INTEREST

 There are 300 million shares of $0.001 par value common stock authorized for the Financial Services Growth Fund. Transactions in common stock were as fol-lows:

                               CLASS A                  CLASS B                   CLASS C              CLASS Y
                       ------------------------  -----------------------  ------------------------  -------------
                         SHARES       AMOUNT      SHARES       AMOUNT       SHARES       AMOUNT     SHARES AMOUNT
                       ----------  ------------  ---------  ------------  ----------  ------------  ------ ------
FINANCIAL SERVICES
 GROWTH FUND
FOR THE YEAR
 ENDED MARCH 31, 1998
Shares sold...........  5,407,560  $158,699,017  5,117,213  $148,855,573   3,254,668  $ 93,429,844    54   $1,800
Shares repurchased.... (3,295,366)  (96,214,614)  (827,002)  (23,973,587) (1,909,873)  (54,578,936)   -      -
Shares converted from
 Class B to Class A...    230,973     6,872,851   (237,222)   (6,872,851)     -            -          -      -
Dividends reinvested..    249,050     7,491,415    213,881     6,266,712      73,652     2,154,322    -      -
                       ----------  ------------  ---------  ------------  ----------  ------------   ---   ------
Net increase..........  2,592,217  $ 76,848,669  4,266,870  $124,275,847   1,418,447  $ 41,005,230    54   $1,800
                       ==========  ============  =========  ============  ==========  ============   ===   ======
FOR THE YEAR
 ENDED MARCH 31, 1997
Shares sold...........  1,113,912  $ 26,533,887    776,675  $ 18,827,973   1,174,919  $ 27,624,670
Shares repurchased....   (946,302)  (22,225,854)  (398,605)   (9,493,411) (1,023,207)  (23,986,078)
Shares converted from
 Class B to Class A...     92,207     2,144,531    (94,299)   (2,144,531)     -            -
Dividends reinvested..    375,301     8,305,421    178,094     3,859,299      52,575     1,137,720
                       ----------  ------------  ---------  ------------  ----------  ------------
Net increase..........    635,118  $ 14,757,985    461,865  $ 11,049,330     204,287  $  4,776,312
                       ==========  ============  =========  ============  ==========  ============

 There is an unlimited amount of $0.001 par value shares of beneficial interest authorized for the Mid Cap Fund and the Utility Fund. Transactions in shares of beneficial interest were as follows:

                                  CLASS A                   CLASS B                   CLASS C               CLASS Y
                          ------------------------  ------------------------  ------------------------  ----------------
                            SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT     SHARES   AMOUNT
                          ----------  ------------  ----------  ------------  ----------  ------------  ------  --------
MID CAP FUND
FOR THE YEAR ENDED MARCH
 31, 1998
Shares sold.............   1,152,078  $ 18,144,195     435,394  $  7,043,465     876,575  $ 12,661,915  3,103   $ 46,229
Shares repurchased......  (2,175,121)  (33,257,452) (2,312,967)  (35,407,408) (1,284,257)  (18,418,905)  (775)   (11,551)
Shares converted from
 Class B to Class A.....     658,362    10,279,880    (653,737)  (10,279,880)     --           --         --       --
Dividends reinvested....   1,422,364    18,376,942   2,125,930    27,658,352     455,931     5,539,558    --       --
                          ----------  ------------  ----------  ------------  ----------  ------------  -----   --------
Net increase (decrease).   1,057,683  $ 13,543,565    (405,380) $(10,985,471)     48,249  $   (217,432) 2,328   $ 34,678
                          ==========  ============  ==========  ============  ==========  ============  =====   ========
FOR THE YEAR ENDED MARCH
 31, 1997
Shares sold.............   1,503,465  $ 24,453,506     836,560  $ 13,630,373     750,047  $ 11,443,293
Shares repurchased......  (1,739,943)  (28,153,504) (1,892,839)  (30,262,849)   (929,189)  (14,139,350)
Shares converted from
 Class B to Class A.....     303,527     4,759,952    (299,572)   (4,759,952)     --           --
Dividends reinvested....     750,634    10,974,277   1,361,871    20,169,309     284,672     3,993,937
                          ----------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease).     817,683  $ 12,034,231       6,020  $ (1,223,119)    105,530  $  1,297,880
                          ==========  ============  ==========  ============  ==========  ============

NOTES TO FINANCIAL STATEMENTS
CAPITAL STOCK/BENEFICIAL INTEREST (CONCLUDED)

                                CLASS A                  CLASS B                  CLASS C
                          ---------------------  ------------------------  -----------------------
                           SHARES     AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
                          --------  -----------  ----------  ------------  ----------  -----------
UTILITY INCOME FUND
FOR THE YEAR ENDED MARCH
 31, 1998
Shares sold.............    98,175  $ 1,159,314     124,629  $  1,530,954   1,084,440  $12,899,846
Shares repurchased......  (198,661)  (2,252,444)   (594,162)   (6,745,575) (1,211,968) (14,346,008)
Shares converted from
 Class B to Class A.....    63,785      757,256     (63,778)     (757,256)     --          --
Dividends reinvested....    14,319      167,830      31,301       364,143      11,616      135,473
                          --------  -----------  ----------  ------------  ----------  -----------
Net decrease............   (22,382) $  (168,044)   (502,010) $ (5,607,734)   (115,912) $(1,310,689)
                          ========  ===========  ==========  ============  ==========  ===========
FOR THE YEAR ENDED MARCH
 31, 1997
Shares sold.............    31,806  $   320,817     105,433  $  1,042,199     438,359  $ 4,565,898
Shares repurchased......  (451,582)  (4,514,693) (1,612,857)  (16,178,370)   (911,460)  (9,330,662)
Shares converted from
 Class B to Class A.....    32,221      326,093     (32,241)     (326,093)     --          --
Dividends reinvested....    14,673      145,098      40,939       404,457      15,259      150,804
                          --------  -----------  ----------  ------------  ----------  -----------
Net decrease............  (372,882) $(3,722,685) (1,498,726) $(15,057,807)   (457,842) $(4,613,960)
                          ========  ===========  ==========  ============  ==========  ===========

                        [This Page Intentionally Blank]

PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                CLASS A
                              --------------------------------------------------
                                   FOR THE YEARS ENDED MARCH 31,
                              --------------------------------------------
                                1998     1997     1996     1995     1994
                              --------  -------  -------  -------  -------
Net asset value, beginning
 of period..................    $23.41   $21.16   $17.11   $16.92   $19.45
                              --------  -------  -------  -------  -------
Net investment income.......      0.20     0.18     0.30     0.25     0.15
Net realized and unrealized
 gains (losses) from
 investments................     11.75     5.69     6.25     1.34    (0.76)
                              --------  -------  -------  -------  -------
Net increase (decrease) from
 investment operations......     11.95     5.87     6.55     1.59    (0.61)
                              --------  -------  -------  -------  -------
Dividends from net
 investment income..........     (0.21)   (0.23)   (0.29)   (0.13)   (0.08)
Distributions from net
 realized gains from
 investment transactions....     (1.59)   (3.39)   (2.21)   (1.27)   (1.84)
                              --------  -------  -------  -------  -------
Total dividends and
 distributions..............     (1.80)   (3.62)   (2.50)   (1.40)   (1.92)
                              --------  -------  -------  -------  -------
Net asset value, end of
 period.....................    $33.56   $23.41   $21.16   $17.11   $16.92
                              ========  =======  =======  =======  =======
Total investment return (1).     51.92%   28.72%   39.02%   10.22%   (3.14)%
                              ========  =======  =======  =======  =======
Ratios/Supplemental Data:
Net assets, end of period
 (000's)....................  $209,818  $85,661  $64,003  $49,295  $48,032
Expenses to average net
 assets.....................      1.17%    1.52%    1.37%    1.45%    1.44%
Net investment income to
 average net assets.........      1.12%    0.90%    1.50%    1.40%    0.76%
Portfolio turnover rate.....        23%      40%      53%      14%      22%
Average commission rate paid
 (2)........................   $0.0595  $0.0600    --       --       --

---------
* ANNUALIZED
+ COMMENCEMENT OF ISSUANCE OF SHARES
(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH PERIOD REPORTED, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH PERIOD REPORTED. THE FIGURES DO NOT INCLUDE SALES CHARGES OR PROGRAM FEES; RESULTS WOULD BE LOWER IF SALES CHARGES OR PROGRAM FEES WERE INCLUDED. TOTAL INVESTMENT RETURN FOR PERIODS LESS THAN ONE YEAR HAS NOT BEEN ANNUALIZED.
(2) EFFECTIVE FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, THE FUND IS REQUIRED TO DISCLOSE THE AVERAGE COMMISSION RATE PAID PER SHARE OF COMMON STOCK INVESTMENTS PURCHASED OR SOLD.

                     CLASS B                                      CLASS C                           CLASS Y
---  --------------------------------------------   ----------------------------------------   -----------------
          FOR THE YEARS ENDED MARCH 31,                FOR THE YEARS ENDED MARCH 31,            FOR THE PERIOD
---  --------------------------------------------   ----------------------------------------    MARCH 30, 1998+
       1998     1997     1996     1995     1994      1998     1997     1996    1995    1994    TO MARCH 31, 1998
---  --------  -------  -------  -------  -------   -------  -------  ------  ------  ------   -----------------
       $22.87   $20.75   $16.85   $16.71   $19.34    $22.84   $20.75  $16.86  $16.71  $19.34        $ 33.22
     --------  -------  -------  -------  -------   -------  -------  ------  ------  ------        -------
         0.09     0.04     0.13     0.11     0.02      0.12     0.06    0.12    0.11    0.01           0.00
        11.34     5.53     6.16     1.33    (0.75)    11.28     5.51    6.16    1.33   (0.73)          0.34
     --------  -------  -------  -------  -------   -------  -------  ------  ------  ------        -------
        11.43     5.57     6.29     1.44    (0.73)    11.40     5.57    6.28    1.44   (0.72)          0.34
     --------  -------  -------  -------  -------   -------  -------  ------  ------  ------        -------
        (0.09)   (0.06)   (0.18)   (0.03)   (0.06)    (0.09)   (0.09)  (0.18)  (0.02)  (0.07)          0.00
        (1.59)   (3.39)   (2.21)   (1.27)   (1.84)    (1.59)   (3.39)  (2.21)  (1.27)  (1.84)          0.00
     --------  -------  -------  -------  -------   -------  -------  ------  ------  ------        -------
        (1.68)   (3.45)   (2.39)   (1.30)   (1.90)    (1.68)   (3.48)  (2.39)  (1.29)  (1.91)          0.00
     --------  -------  -------  -------  -------   -------  -------  ------  ------  ------        -------
       $32.62   $22.87   $20.75   $16.85   $16.71    $32.56   $22.84  $20.75  $16.86  $16.71        $ 33.56
     ========  =======  =======  =======  =======   =======  =======  ======  ======  ======        =======
        50.80%   27.74%   37.97%    9.37%   (3.83)%   50.76%   27.74%  37.92%   9.34%  (3.76)%         1.02%
     ========  =======  =======  =======  =======   =======  =======  ======  ======  ======        =======
     $198,473  $41,579  $28,147  $16,368  $11,517   $63,809  $12,357  $6,989  $4,160  $4,370             $2
         1.92%    2.27%    2.12%    2.22%    2.16%     1.92%    2.28%   2.14%   2.23%   2.17%          0.80%*
         0.37%    0.15%    0.74%    0.67%    0.05%     0.36%    0.15%   0.72%   0.61%   0.03%          0.00%*
           23%      40%      53%      14%      22%       23%      40%     53%     14%     22%            23%
      $0.0595  $0.0600    --       --       --      $0.0595  $0.0600    --      --      --          $0.0595

PAINEWEBBER MID CAP FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                              CLASS A
                              ------------------------------------------------
                                   FOR THE YEARS ENDED MARCH 31,
                              ------------------------------------------------
                                1998      1997      1996      1995      1994
                              --------   -------   -------   -------   -------
Net asset value, beginning
 of period..................    $13.44    $15.61    $12.81    $11.65    $10.53
                              --------   -------   -------   -------   -------
Net investment loss.........     (0.13)    (0.17)    (0.16)    (0.09)    (0.09)
Net realized and unrealized
 gains from investments.....      5.15      0.32      3.71      1.29      1.21
                              --------   -------   -------   -------   -------
Net increase from investment
 operations.................      5.02      0.15      3.55      1.20      1.12
                              --------   -------   -------   -------   -------
Distributions from net
 realized gains from
 investments................     (3.46)    (2.32)    (0.75)    (0.04)    --
                              --------   -------   -------   -------   -------
Net asset value, end of
 period.....................    $15.00    $13.44    $15.61    $12.81    $11.65
                              ========   =======   =======   =======   =======
Total investment return (1).     41.50 %   (0.21)%   28.16 %   10.36 %   10.64 %
                              ========   =======   =======   =======   =======
Ratios/Supplemental Data:
Net assets, end of period
 (000's)....................  $101,698   $76,909   $76,558   $62,673   $58,523
Expenses to average net
 assets.....................      1.51 %    1.60 %    1.58 %    1.58 %    1.54 %
Net investment loss to
 average net assets.........     (1.16)%   (1.20)%   (1.11)%   (0.79)%   (0.84)%
Portfolio turnover rate.....        64 %      56 %      57 %      42 %      60 %
Average commission rate paid
 (2)........................   $0.0479   $0.0475     --        --        --

---------
* ANNUALIZED
+ COMMENCEMENT OF ISSUANCE OF SHARES
(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH PERIOD REPORTED, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE ON THE PAYABLE DATES, AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH PERIOD REPORTED. THE FIGURES DO NOT INCLUDE SALES CHARGES OR PROGRAM FEES; RESULTS WOULD BE LOWER IF SALES CHARGES OR PROGRAM FEES WERE INCLUDED. TOTAL INVESTMENT RETURN FOR PERIOD OF LESS THAN ONE YEAR HAS NOT BEEN ANNUALIZED.
(2) EFFECTIVE FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, THE FUND IS REQUIRED TO DISCLOSE THE AVERAGE COMMISSION RATE PAID PER SHARE OF COMMON STOCK INVESTMENTS PURCHASED OR SOLD.

                  CLASS B                                              CLASS C                                CLASS Y
----------------------------------------------------   -----------------------------------------------   ------------------
                                                                                                           FOR THE PERIOD
       FOR THE YEARS ENDED MARCH 31,                        FOR THE YEARS ENDED MARCH 31,                MARCH 17, 1998+ TO
----------------------------------------------------   -----------------------------------------------       MARCH 31,
  1998       1997       1996       1995       1994      1998      1997      1996      1995      1994            1998
--------   --------   --------   --------   --------   -------   -------   -------   -------   -------   ------------------
  $13.59     $15.88     $13.11     $12.02     $10.94    $12.87    $15.14    $12.54    $11.50    $10.47         $14.90
--------   --------   --------   --------   --------   -------   -------   -------   -------   -------        -------
   (0.31)     (0.31)     (0.29)     (0.20)     (0.17)    (0.26)    (0.29)    (0.27)    (0.19)    (0.10)         (0.00)
    5.25       0.34       3.81       1.33       1.25      4.92      0.34      3.62      1.27      1.13           0.10
--------   --------   --------   --------   --------   -------   -------   -------   -------   -------        -------
    4.94       0.03       3.52       1.13       1.08      4.66      0.05      3.35      1.08      1.03           0.10
--------   --------   --------   --------   --------   -------   -------   -------   -------   -------        -------
   (3.46)     (2.32)     (0.75)     (0.04)     --        (3.46)    (2.32)    (0.75)    (0.04)    --             (0.00)
--------   --------   --------   --------   --------   -------   -------   -------   -------   -------        -------
  $15.07     $13.59     $15.88     $13.11     $12.02    $14.07    $12.87    $15.14    $12.54    $11.50         $15.00
========   ========   ========   ========   ========   =======   =======   =======   =======   =======        =======
   40.39 %    (0.99)%    27.28 %     9.46 %     9.87 %   40.46 %   (0.91)%   27.16 %    9.45 %    9.84 %         0.67 %
========   ========   ========   ========   ========   =======   =======   =======   =======   =======        =======
$143,058   $134,495   $157,021   $139,302   $133,828   $27,814   $24,810   $27,601   $24,993   $29,884            $35
    2.28 %     2.36 %     2.34 %     2.34 %     2.30 %    2.29 %    2.37 %    2.36 %    2.35 %    2.28 %         1.22 %*
   (1.92)%    (1.95)%    (1.87)%    (1.56)%    (1.60)%   (1.94)%   (1.97)%   (1.89)%   (1.57)%   (1.58)%         0.00 %*
      64 %       56 %       57 %       42 %       60 %      64 %      56 %      57 %      42 %      60 %           64 %
$ 0.0479   $ 0.0475      --         --         --      $0.0479   $0.0475     --        --        --           $0.0479

PAINEWEBBER UTILITY INCOME FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                   CLASS A
                          ----------------------------------------------------------------
                              FOR THE         FOR THE    FOR THE YEARS      FOR THE PERIOD
                            YEARS ENDED     FOUR MONTHS      ENDED          JULY 2, 1993+
                             MARCH 31,         ENDED     NOVEMBER 30,             TO
                          ----------------   MARCH 31,  -----------------    NOVEMBER 30,
                           1998     1997       1996      1995      1994          1993
                          -------  -------  ----------- -------   -------   --------------
Net asset value,
 beginning of period....   $10.20   $ 9.76     $ 9.77    $ 8.31    $ 9.66       $10.00
                          -------  -------    -------   -------   -------      -------
Net investment income...     0.33     0.34       0.15      0.47      0.48         0.20
Net realized and
 unrealized gains
 (losses) from
 investments............     3.61     0.41        --       1.44     (1.31)       (0.39)
                          -------  -------    -------   -------   -------      -------
Net increase (decrease)
 from investment
 operations.............     3.94     0.75       0.15      1.91     (0.83)       (0.19)
                          -------  -------    -------   -------   -------      -------
Dividends from net
 investment income......    (0.35)   (0.31)     (0.16)    (0.45)    (0.52)       (0.15)
                          -------  -------    -------   -------   -------      -------
Net asset value, end of
 period.................   $13.79   $10.20     $ 9.76    $ 9.77    $ 8.31       $ 9.66
                          =======  =======    =======   =======   =======      =======
Total investment return
 (1)....................    39.15%    7.83%      1.46%    23.64%    (8.76)%      (1.95)%
                          =======  =======    =======   =======   =======      =======
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).........   $7,856   $6,039     $9,416   $10,750   $12,532      $16,224
Expenses to average net
 assets, net of waivers
 from adviser...........     1.92%    1.93%      1.09%*    1.49%     1.58%        1.55%*
Expenses to average net
 assets, before waivers
 from adviser...........     1.92%    2.00%      1.44%*    1.49%     1.58%        1.55%*
Net investment income to
 average net assets, net
 of waivers from
 adviser................     2.77%    3.27%      4.26%*    5.13%     5.49%        5.38%*
Net investment income to
 average net assets,
 before waivers from
 adviser................     2.77%    3.20%      3.91%*    5.13%     5.49%        5.38%*
Portfolio turnover rate.       10%      41%        21%       30%       92%          13%
Average commission rate
 paid (2)...............  $0.0589  $0.0600    $0.0600     --        --            --

---------
* ANNUALIZED
+ COMMENCEMENT OF OPERATIONS
(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH PERIOD REPORTED, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES, AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH PERIOD REPORTED. THE FIGURES DO NOT INCLUDE SALES CHARGES; RESULTS WOULD BE LOWER IF SALES CHANGES WERE INCLUDED. TOTAL INVESTMENT RETURN FOR PERIODS OF LESS THAN ONE YEAR HAS NOT BEEN ANNUALIZED.
(2) EFFECTIVE FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, THE FUND IS REQUIRED TO DISCLOSE THE AVERAGE COMMISSION RATE PAID PER SHARE OF COMMON STOCK INVESTMENTS PURCHASED OR SOLD.

                         CLASS B                                                         CLASS C
--------------------------------------------------------------- ---------------------------------------------------------------
    FOR THE         FOR THE    FOR THE YEARS     FOR THE PERIOD     FOR THE         FOR THE    FOR THE YEARS     FOR THE PERIOD
  YEARS ENDED     FOUR MONTHS      ENDED         JULY 2, 1993+    YEARS ENDED     FOUR MONTHS      ENDED         JULY 2, 1993+
   MARCH 31,         ENDED     NOVEMBER 30,            TO          MARCH 31,         ENDED     NOVEMBER 30,            TO
----------------   MARCH 31,  ----------------    NOVEMBER 30,  ----------------   MARCH 31,  ----------------    NOVEMBER 30,
 1998     1997       1996      1995     1994          1993       1998     1997       1996      1995     1994          1993
-------  -------  ----------- -------  -------   -------------- -------  -------  ----------- -------  -------   --------------
 $10.20   $ 9.75     $ 9.77    $ 8.31   $ 9.65       $10.00      $10.20   $ 9.75     $ 9.77    $ 8.31   $ 9.65       $10.00
------   -------    -------   -------  -------      -------     -------  -------    -------   -------  -------      -------
   0.25     0.26       0.12      0.40     0.42         0.17        0.23     0.25       0.12      0.40     0.42         0.16
   3.60     0.42      (0.01)     1.45    (1.31)       (0.39)       3.61     0.43      (0.01)     1.45    (1.31)       (0.38)
------   -------    -------   -------  -------      -------     -------  -------    -------   -------  -------      -------
   3.85     0.68       0.11      1.85    (0.89)       (0.22)       3.84     0.68       0.11      1.85    (0.89)       (0.22)
------   -------    -------   -------  -------      -------     -------  -------    -------   -------  -------      -------
  (0.26)   (0.23)     (0.13)    (0.39)   (0.45)       (0.13)      (0.26)   (0.23)     (0.13)    (0.39)   (0.45)       (0.13)
------   -------    -------   -------  -------      -------     -------  -------    -------   -------  -------      -------
 $13.79   $10.20     $ 9.75    $ 9.77   $ 8.31       $ 9.65      $13.78   $10.20     $ 9.75    $ 9.77   $ 8.31       $ 9.65
======   =======    =======   =======  =======      =======     =======  =======    =======   =======  =======      =======
  38.13%    7.05%      1.10%    22.73%   (9.35)%      (2.29)%     38.09%    7.06%      1.10%    22.71%   (9.36)%      (2.28)%
======   =======    =======   =======  =======      =======     =======  =======    =======   =======  =======      =======
$21,562  $21,071    $34,765   $37,554  $37,156      $45,382     $ 7,736   $6,909    $11,072   $12,222  $13,922      $17,866
   2.68%    2.69%      1.85%*    2.23%    2.33%        2.29%*      2.68%    2.70%      1.85%*    2.24%    2.32%        2.29%*
   2.68%    2.76%      2.20%*    2.23%    2.33%        2.29%*      2.68%    2.76%      2.20%*    2.24%    2.32%        2.29%*
   2.05%    2.51%      3.51%*    4.37%    4.72%        4.67%*      1.99%    2.51%      3.50%*    4.37%    4.69%        4.67%*
   2.05%    2.44%      3.16%*    4.37%    4.72%        4.67%*      1.99%    2.44%      3.15%*    4.37%    4.69%        4.67%*
     10%      41%        21%       30%      92%          13%         10%      41%        21%       30%      92%          13%
$0.0589  $0.0600    $0.0600       --       --           --      $0.0589  $0.0600    $0.0600       --       --           --

PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
PAINEWEBBER MID CAP FUND
PAINEWEBBER UTILITY INCOME FUND
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

The Boards of Trustees/Directors and Shareholders

 We have audited the accompanying statement of assets and liabilities, includ-ing the portfolios of investments, of PaineWebber Financial Services Growth Fund, Inc., PaineWebber Mid Cap Fund (formerly the PaineWebber Capital Appreci-ation Fund), and PaineWebber Utility Income Fund as of March 31, 1998, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These fi-nancial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these finan-cial statements and financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at March 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall fi-nancial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PaineWebber Financial Services Growth Fund, Inc., PaineWebber Mid Cap Fund and PaineWebber Utility Income Fund at March 31, 1998, the results of their opera-tions for the year then ended and the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting princi-ples.

                                                           /s/ Ernst & Young LLP

New York, New York
May 13, 1998

PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC. PAINEWEBBER MID CAP FUND PAINEWEBBER UTILITY INCOME FUND
TAX INFORMATION (UNAUDITED)

 We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of each Fund's fiscal year end (March 31, 1998) as to federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that the following distribu-tions paid during the fiscal year by the Funds were derived from the following sources:

                                                     FINANCIAL
                                                     SERVICES          UTILITY
                                                      GROWTH   MID CAP INCOME
PER SHARE DATA:                                        FUND     FUND    FUND
---------------                                      --------- ------- -------
Net investment income*
  Class A...........................................  $0.2068      --  $0.3472
  Class B...........................................   0.0884      --   0.2572
  Class C...........................................   0.0938      --   0.2627
  Class Y...........................................      --       --      --
  Short-term capital gains*.........................   0.2443      --      --
  Long-term capital gains:
    Taxable at 20% maximum rate.....................   0.8764  $1.8245     --
    Taxable at 28% maximum rate.....................   0.4688   1.6363     --
  Percentage of ordinary income dividends qualifying
   for the dividends received deduction available
   to corporate shareholders........................    74.17%     --   100.00%

*Taxable as ordinary income

 Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information re-porting.

 Since each Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 1998. Such notifications, which will reflect the amount to be used by calendar year taxpayers on their federal in-come tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 1999. Shareholders are advised to consult their own tax ad-visers with respect to the tax consequences of their investment in each of the Funds.

                                                                   ANNUAL REPORT


================================================================================

DIRECTORS/TRUSTEES

E. Garrett Bewkes, Jr.                 Mary C. Farrell
Chairman
                                       Meyer Feldberg
Margo N. Alexander
                                       George W. Gowen
Richard Q. Armstrong
                                       Frederic V. Malek
Richard R. Burt
                                       Carl W. Schafer


PRINCIPAL OFFICERS

Margo N. Alexander                     Julieanna M. Berry
President                              Vice President

Victoria E. Schonfeld                  Karen L. Finkel
Vice President                         Vice President

Dianne E. O'Donnell                    James F. Keegan
Vice President and Secretary           Vice President

Paul H. Schubert
Vice President and Treasurer


INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019









This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

A prospectus containing more complete information for any of the Funds listed on the back cover can be obtained from a PaineWebber investment executive or correspondent firm. Read the prospectus carefully before investing.

=====
PaineWebber offers a family of 26 funds which encompass a diversified range of investment goals.

BOND FUNDS
[]  High Income Fund
[]  Investment Grade Income Fund
[]  Low Duration U.S. Government Income Fund
[]  Strategic Income Fund
[]  U.S. Government Income Fund

TAX-FREE BOND FUNDS
[]  California Tax-Free Income Fund
[]  Municipal High Income Fund
[]  National Tax-Free Income Fund
[]  New York Tax-Free Income Fund

STOCK FUNDS
[]  Financial Services Growth Fund
[]  Growth Fund
[]  Growth and Income Fund
[]  Mid Cap Fund
[]  Small Cap Fund
[]  S&P 500 Index Fund
[]  Utility Income Fund

ASSET ALLOCATION FUNDS
[]  Balanced Fund
[]  Tactical Allocation Fund

GLOBAL FUNDS
[]  Asia Pacific Growth Fund
[]  Emerging Markets Equity Fund
[]  Global Equity Fund
[]  Global Income Fund

MITCHELL HUTCHINS PORTFOLIOS
[]  Aggressive Portfolio
[]  Moderate Portfolio
[]  Conservative Portfolio

PAINEWEBBER MONEY MARKET FUND


                                     [LOGO]
                        (C)1998 PaineWebber Incorporated
                                   Member SIPC



PaineWebber

====================================

         ANNUAL REPORT


FINANCIAL
SERVICES
GROWTH FUND INC.

MID CAP
FUND
(FORMERLY CAPITAL
APPRECIATION FUND)

UTILITY
INCOME FUND




MARCH 31, 1998
====================================